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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 002-34393)	☑

Pre- Effective Amendment No. ___	☐

Post-Effective Amendment No. 134	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-01879)	☑

Amendment No. 117	☑
(Check appropriate box or boxes.)
JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)             (Zip Code)
Registrant’s Telephone Number, including Area Code:303-333-3863
Stephanie Grauerholz-Lofton – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☑	on December 28, 2010 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                                          ▼ [          ]

Subject to Completion
Preliminary Prospectus Dated October 15, 2010

	Class A Shares Ticker	Class C Shares Ticker	Class S Shares Ticker	Class I Shares Ticker	Class T Shares Ticker
Fixed Income
Janus Global Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Global Bond Fund (the “Fund”), a portfolio of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares (individually and/or collectively, the “Shares”) are offered by this Prospectus.

The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of Shares. For additional information about these classes of shares and whether or not you are eligible to purchase these Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Global Bond Fund	2

Additional information about the Fund
Fees and expenses	7
Additional investment strategies and general portfolio policies	7
Risks of the Fund	12

Management of the Fund
Investment adviser	16
Management expenses	16
Investment personnel	17

Other information	18

Distributions and taxes	19

Shareholder’s guide
Pricing of fund shares	21
Choosing a share class	22
Distribution, servicing, and administrative fees	24
Payments to financial intermediaries by Janus Capital or its affiliates	25
Purchases	26
Exchanges	29
Redemptions	30
Excessive trading	31
Shareholder communications	34

Financial highlights	35

Glossary of investment terms	36

Explanation of rating categories	41

1 ï Janus Investment Fund

Fund summary

Janus Global Bond Fund

Ticker:	[ ]	Class A Shares	[ ]	Class S Shares	[ ]	Class T Shares
	[ ]	Class C Shares	[ ]	Class I Shares

INVESTMENT OBJECTIVE

Janus Global Bond Fund seeks total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

[To be updated by Amendment] This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page [  ] of the Fund’s Prospectus and in the “Purchases” section on page [  ] of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses(1)
Total Annual Fund Operating Expenses(2)
Fee Waiver(2)
Net Annual Fund Operating Expenses After Fee Waiver(2)

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Other Expenses for Class A Shares, Class C Shares, and Class I Shares may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Other Expenses for Class S Shares and Class T Shares include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to [ ]% until at least [ ]. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your

2 ï Janus Global Bond Fund

investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

If Shares are redeemed:	1 Year	3 Years
Class A Shares
Class C Shares
Class S Shares
Class I Shares
Class T Shares

If Shares are not redeemed:	1 Year	3 Years
Class A Shares
Class C Shares
Class S Shares
Class I Shares
Class T Shares

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The Fund may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in floating rate loans. The Fund may use futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments, buy backs or dollar rolls, and reverse repurchase agreements. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates or market indices, as substitutes for securities in which the Fund can invest. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to any specific investment, and could be significant at times.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

3 ï Janus Global Bond Fund

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Exchange-Traded Funds Risk. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

4 ï Janus Global Bond Fund

Floating Rate Loan Risk. There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns, and you could lose money. For the Fund’s secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

5 ï Janus Global Bond Fund

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

6 ï Janus Global Bond Fund

Additional information about the Fund

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. The fees and expenses shown for Janus Global Bond Fund reflect estimated annualized expenses that the Shares expect to incur during the Fund’s initial fiscal year.

•	“Shareholder Fees” are fees paid directly from your investment and may include sales loads.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.

•	A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the Example in the Fund Summary.

•	A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in the Shareholder’s Guide.

•	Janus Capital has contractually agreed to waive the Fund’s “Total Annual Fund Operating Expenses” to a certain limit until at least [ ]. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent the Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain

7 ï Janus Investment Fund

securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Through the Fund’s investments in fixed-income securities, the Fund is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact the Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, the Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Emerging Markets
Within the parameters of its specific investment policies, the Fund may invest in securities from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of the Fund’s investments by country is contained in the Fund’s shareholder reports and in the Fund’s Form N-Q reports, which are filed with the Securities and Exchange Commission.

Foreign Securities
The portfolio managers seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest, and the Fund may at times have significant foreign exposure, including exposure in emerging markets.

8 ï Janus Investment Fund

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, the Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear. The Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Portfolio Turnover
In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in the Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Due to the nature of the securities in which it invests, the Fund may have relatively high portfolio turnover compared to other funds.

9 ï Janus Investment Fund

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance.

Securities Lending
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. To the extent the cash collateral is managed in an affiliated cash management vehicle, Janus Capital may receive an investment advisory fee for managing such assets.

Short Sales
The Fund may engage in short sales. No more than 10% of the Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a fund that does not engage in short sales and may negatively affect the Fund’s performance.

The Fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer.

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Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Fund may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s investment objective. These securities and strategies may include:

•	equity securities

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

•	zero coupon, pay-in-kind, and step coupon securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund’s total assets)

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RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The Fund invests substantially all of its assets in fixed-income securities or income-generating securities. The following information is designed to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

It is also important to note that recent events in the fixed-income and credit markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Foreign Exposure Risk. The Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign

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issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets Risk. Within the parameters of its specific investment policies, the Fund may invest in securities from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints

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to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in a particular industry increase the Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The Fund manages interest rate risk by varying the average-weighted effective maturity of the portfolio to reflect its analysis of interest rate trends and other factors. The Fund’s average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results.

Because the Fund may invest substantially all of its assets in fixed-income securities or income-generating securities, it is subject to risks such as credit risk and interest rate fluctuations. The Fund’s performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

The Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use

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of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing the Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

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Management of the Fund

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Janus funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “interested persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), therefore, none of the Trustees are paid by Janus Capital.

MANAGEMENT EXPENSES

The Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including distribution and shareholder servicing fees (12b-1 fee), administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

The rate shown is a fixed rate based on the Fund’s average daily net assets. [To be updated by Amendment]

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal period ended
Fund Name	of the Fund	(annual rate)	June 30, 2010)
Janus Global Bond Fund	All Asset Levels	[ ]	N/A(2)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least [ ]. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.
(2)	Since the Fund is new, no Actual Investment Advisory Fee Rate information is available.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and

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expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least [          ]. [To be updated by Amendment]

Fund Name	Expense Limit Percentage (%)
Janus Global Bond Fund(1)	[ ]

(1)	For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

INVESTMENT PERSONNEL

Janus Global Bond Fund
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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Other information

PENDING LEGAL MATTERS

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group, Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

DISTRIBUTION OF THE FUND

The Fund is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Income dividends for the Fund are normally declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month. Income dividends begin accruing the day after a purchase is processed by the Fund or its agents. If shares are redeemed, you will receive all dividends accrued through the day the redemption is processed by the Fund or its agents. Distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV
Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in the Fund’s daily net asset value (“NAV”). The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund without any sales charge. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

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Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Fund offers multiple classes of shares in order to meet the needs of various types of investors.

Class A Shares and Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares offer the ability for payment of up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, the Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. The Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents. For Class I Shares held directly with Janus, please contact a Janus representative at 1-800-333-1181.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

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The price you pay for purchases of Shares is the public offering price, which is the NAV next determined after your request is received in good order by the Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares. In order to receive a day’s price, your order must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares are offered by this Prospectus. The Fund offers multiple classes of shares in order to meet the needs of various types of investors. For more information about these classes of Shares and whether or not you are eligible to purchase these Shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

•	how much you plan to invest;
•	how long you expect to own the shares;

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•	the expenses paid by each class; and
•	for Class A Shares and Class C Shares, whether you qualify for any reduction or waiver of any sales charges.

You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to each class of Shares:

Class A Shares
Initial sales charge on purchases	Up to 4.75%(1)
• reduction of initial sales charge for purchases of $50,000 or more
• initial sales charge waived for purchases of $1 million or more

Deferred sales charge (CDSC)	None except on certain redemptions of Shares purchased without an initial sales charge(1)

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	Up to 0.25% annual distribution/service fee

Class C Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	1.00% on Shares redeemed within 12 months of purchase(1)

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	$500,000

Minimum aggregate account balance	None

12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee)

Class S Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Services Fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	Up to 0.25% annual distribution/service fee

Class I Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment
• institutional investors (investing directly with Janus)	$1,000,000
• through an intermediary institution	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

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Class T Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Services Fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

(1)	May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND ADMINISTRATIVE FEES

Distribution and Shareholder Servicing Plans
Under separate distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class S Shares (each a “Plan”) and Class C Shares (the “Class C Plan”), the Fund may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of the Shares based on the average daily net assets of each, up to the following annual rates:

Class	12b-1 Fee for the Fund
Class A Shares	0.25%

Class C Shares	1.00%	(1)

Class S Shares	0.25%

(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under each Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

Class A Shares, Class C Shares, and Class I Shares
Certain, but not all, intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. These administrative fees are paid by the Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees

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charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Fund converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the Shares may increase.

Class S Shares and Class T Shares
Janus Services LLC (“Janus Services”), the Trust’s transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares and Class T Shares of the Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use all or a significant portion of this fee to compensate intermediaries and retirement plan service providers for providing these services to their customers who invest in the Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Class A Shares and Class C Shares
From its own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A and Class C Shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the SAI.

In addition, from their own assets, Janus Capital, Janus Distributors, or their affiliates may pay fees to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Class S Shares, Class I Shares, and Class T Shares
Janus Capital, Janus Distributors, or their affiliates may pay fees, from their own assets, to financial intermediaries for providing other marketing or distribution-related services (with the exception of Class S Shares and Class I Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

All Share Classes
Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu

25 ï Janus Investment Fund

of, payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

PURCHASES

With the exception of Class I Shares, purchases of Shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly with the Fund in certain circumstances as described in the “Minimum Investment Requirements” section. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus, or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You should consider such arrangements when evaluating any recommendation of the Fund.

The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In order to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements

Class A Shares, Class C Shares, Class S Shares, and Class T Shares
The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator

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should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Class I Shares
The minimum investment is $1 million for institutional investors investing directly with Janus. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares
The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Class I Shares directly with the Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Initial Sales Charge

Class A Shares
An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

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	Class A Shares	Class A Shares
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Purchase at Offering Price	Offering Price(1)	Net Amount Invested
Under $50,000	4.75%	4.99%

$50,000 but under $100,000	4.50%	4.71%

$100,000 but under $250,000	3.50%	3.63%

$250,000 but under $500,000	2.50%	2.56%

$500,000 but under $1,000,000	2.00%	2.04%

$1,000,000 and above	None (2)	None

(1)	Offering Price includes the initial sales charge.
(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

•	1.00% on amounts from $1,000,000 to $4,000,000;
•	plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
•	plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge
You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

Right of Accumulation. You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

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Letter of Intent. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

•	solely controlled business accounts; and

•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund’s shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with the Fund, or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. The Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. The Fund will work with intermediaries to apply the Fund’s

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exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

Waiver of Sales Charges
Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund’s Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct institutional investors holding Class I Shares. Please contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with the Fund, or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of the Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares, will normally be sent the business day following receipt of the redemption order.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

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While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan

Class A Shares and Class C Shares
You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class S Shares, Class I Shares, and Class T Shares
You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Class I Shares directly with the Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Contingent Deferred Sales Charge
Class A Shares and Class C Shares
A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers
There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;

•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

•	Retirement plan shareholders taking required minimum distributions;

•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

•	If the Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege
After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds into Class A Shares of the same or another fund within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the

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Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring;
•	fair valuation of securities as described under “Pricing of Fund Shares;” and
•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

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The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of the Fund at janus.com/advisor/mutual-funds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most Janus funds disclose their top ten portfolio holdings. However, certain Janus funds disclose only their top five portfolio holdings.

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•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) to obtain these reports. The Fund’s fiscal year ends June 30.

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Financial highlights

No financial highlights are presented for the Fund since the Fund is new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest, as well as some general investment terms. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

38 ï Janus Investment Fund

may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

39 ï Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

40 ï Janus Investment Fund

Explanation of rating categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

42 ï Janus Investment Fund

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

43 ï Janus Investment Fund

SECURITIES HOLDINGS BY RATING CATEGORY

Securities holdings by rating category are not provided for the Fund since the Fund is new.

44 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                     ▼ [          ]

Subject to Completion
Preliminary Prospectus Dated October 15, 2010

Class D Shares* Ticker
Fixed Income
Janus Global Bond Fund	[ ]

Janus Investment Fund
*CLASS D SHARES ARE CLOSED TO NEW INVESTORS

Prospectus

Eliminate Paper Mail. Set up e-Delivery of prospectuses, annual reports, and statements at janus.com/edelivery.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Global Bond Fund (the “Fund”), a portfolio of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Only Class D Shares (the “Shares”) are offered by this Prospectus. The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. The Shares are offered directly through the Janus funds to eligible investors by calling 1-800-525-3713 or at janus.com/individual. The Shares are not offered through financial intermediaries.

Fund summary
Janus Global Bond Fund	2

Additional information about the Fund
Fees and expenses	6
Additional investment strategies and general portfolio policies	6
Risks of the Fund	10

Management of the Fund
Investment adviser	14
Management expenses	14
Investment personnel	15

Other information	16

Distributions and taxes	17

Shareholder’s manual
Doing business with Janus	20
Pricing of fund shares	23
Administrative fees	24
Payments to financial intermediaries by Janus Capital or its affiliates	24
Paying for shares	25
Exchanges	26
Payment of redemption proceeds	27
Excessive trading	29
Shareholder services and account policies	31

Financial highlights	34

Glossary of investment terms	35

Explanation of rating categories	40

1 ï Janus Investment Fund

Fund summary

Janus Global Bond Fund

Ticker:	[ ]	Class D Shares

INVESTMENT OBJECTIVE

Janus Global Bond Fund seeks total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

[To be updated by Amendment] This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees	%
Other Expenses(1)	%
Total Annual Fund Operating Expenses(2)	%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)	%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Included in Other Expenses is an administrative fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services LLC. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to [ ]% until at least [ ]. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years
Class D Shares	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with

2 ï Janus Global Bond Fund

a range of maturities from short- to long-term. The Fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The Fund may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in floating rate loans. The Fund may use futures, swaps (including interest rate swaps, total return swaps and credit default swaps), options and other derivative instruments, buy backs or dollar rolls, and reverse repurchase agreements. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates or market indices, as substitutes for securities in which the Fund can invest. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to any specific investment, and could be significant at times.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the

3 ï Janus Global Bond Fund

extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Exchange-Traded Funds Risk. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Floating Rate Loan Risk. There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns, and you could lose money. For the Fund’s secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

4 ï Janus Global Bond Fund

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

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Additional information about the Fund

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. The fees and expenses shown for Janus Global Bond Fund reflect estimated annualized expenses that the Shares expect to incur during the Fund’s initial fiscal year.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	Janus Capital has contractually agreed to waive the Fund’s “Total Annual Fund Operating Expenses” to a certain limit until at least [ ]. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent the Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen

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or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Through the Fund’s investments in fixed-income securities, the Fund is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact the Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, the Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Emerging Markets
Within the parameters of its specific investment policies, the Fund may invest in securities from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of the Fund’s investments by country is contained in the Fund’s shareholder reports and in the Fund’s Form N-Q reports, which are filed with the Securities and Exchange Commission.

Foreign Securities
The portfolio managers seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest, and the Fund may at times have significant foreign exposure, including exposure in emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, the Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

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Mortgage- and Asset-Backed Securities
The Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear. The Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

Portfolio Turnover
In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in the Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Due to the nature of the securities in which it invests, the Fund may have relatively high portfolio turnover compared to other funds.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance.

Securities Lending
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. To the extent the

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cash collateral is managed in an affiliated cash management vehicle, Janus Capital may receive an investment advisory fee for managing such assets.

Short Sales
The Fund may engage in short sales. No more than 10% of the Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a fund that does not engage in short sales and may negatively affect the Fund’s performance.

The Fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Fund may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the

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payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s investment objective. These securities and strategies may include:

•	equity securities

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

•	zero coupon, pay-in-kind, and step coupon securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund’s total assets)

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The Fund invests substantially all of its assets in fixed-income securities or income-generating securities. The following information is designed to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative

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positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

It is also important to note that recent events in the fixed-income and credit markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Foreign Exposure Risk. The Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt

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liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets Risk. Within the parameters of its specific investment policies, the Fund may invest in securities from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more

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difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in a particular industry increase the Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The Fund manages interest rate risk by varying the average-weighted effective maturity of the portfolio to reflect its analysis of interest rate trends and other factors. The Fund’s average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results.

Because the Fund may invest substantially all of its assets in fixed-income securities or income-generating securities, it is subject to risks such as credit risk and interest rate fluctuations. The Fund’s performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

The Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing the Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

13 ï Janus Investment Fund

Management of the Fund

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Janus funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “interested persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), therefore, none of the Trustees are paid by Janus Capital.

MANAGEMENT EXPENSES

The Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

The rate shown is a fixed rate based on the Fund’s average daily net assets. [To be updated by Amendment]

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal period ended
Fund Name	of the Fund	(annual rate)	June 30, 2010)
Janus Global Bond Fund	All Asset Levels	[ ]	N/A(2)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least [ ]. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	Since the Fund is new, no Actual Investment Advisory Fee Rate information is available.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The reports are also available, free of charge, at janus.com/reports.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least [          ]. [To be updated by Amendment]

14 ï Janus Investment Fund

Fund Name	Expense Limit Percentage (%)
Janus Global Bond Fund(1)	[ ]

(1)	For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

INVESTMENT PERSONNEL

Janus Global Bond Fund
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

15 ï Janus Investment Fund

Other information

PENDING LEGAL MATTERS

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group, Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

DISTRIBUTION OF THE FUND

The Fund is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

16 ï Janus Investment Fund

Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Income dividends for the Fund are normally declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month. Income dividends begin accruing the day after a purchase is processed by the Fund or its agents. If shares are redeemed, you will receive all dividends accrued through the day the redemption is processed by the Fund or its agents. Distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.

How Distributions Affect the Fund’s NAV
Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in the Fund’s daily net asset value (“NAV”). The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact a Janus representative at 1-800-525-3713. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

DISTRIBUTION OPTIONS

When you open an account, it will automatically provide for reinvestment of all distributions. If you have a non-retirement account, you may change your distribution option at any time by logging on to janus.com/individual, by calling a Janus representative, or by writing to the Fund at one of the addresses listed in the Shareholder’s Manual section of this Prospectus. The Fund offers the following options:

Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares.

Cash Option. You may receive your income dividends and capital gains distributions in cash.

Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

Redirect Option. You may direct your dividends or capital gains distributions to purchase shares of another Janus fund.

17 ï Janus Investment Fund

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks into your open non-retirement account at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested. For more information, refer to “Distributions.”

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is

18 ï Janus Investment Fund

important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

19 ï Janus Investment Fund

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Open the following types of accounts: individual, joint, UGMA/UTMA, Traditional and Roth IRAs, Simplified Employee Pension (“SEP”) IRAs, and Coverdell Education Savings Accounts
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	View your personalized performance
•	Obtain Fund information and performance
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms

*	Certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 173375 Denver, CO 80217-3375 For Overnight Mail Janus 720 S. Colorado Blvd., Suite 290A Denver, CO 80246-1929

20 ï Janus Investment Fund

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation for tax year 2010 with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits for the tax year 2010.

21 ï Janus Investment Fund

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only open and maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus. With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

TO OPEN AN ACCOUNT OR BUY SHARES

Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

Online

•	You may open a new Fund account or you may buy shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual. A real-time confirmation of your transaction will be provided via janus.com/individual.

By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

22 ï Janus Investment Fund

TO EXCHANGE SHARES

Online

•	Exchanges may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a

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non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All Transactions – All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, wire transfers, and ACH transfer, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE FEES

The Fund pays an annual administrative fee of 0.12% of net assets of Class D Shares. These administrative fees are paid by the Shares of the Fund for shareholder services provided by Janus Services LLC.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, with respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Further, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with

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educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

PAYING FOR SHARES

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted Canadian bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

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•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if they are unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In order to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are

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exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain limited exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain tax-deferred accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

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Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

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If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring;
•	fair valuation of securities as described under “Pricing of Fund Shares;” and
•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

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Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag.

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Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of the Fund at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most Janus funds disclose their top ten portfolio holdings. However, certain Janus funds disclose only their top five portfolio holdings.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain tax-deferred accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

If you receive Fund distributions from an open non-retirement Fund account by check, and a distribution check sent to you at your address of record has been returned to Janus and you have failed to respond to follow up mailings from Janus, upon return of the follow up mailing the distribution check will be reinvested in your open Fund account at the next calculated NAV. Your non-retirement Fund account distribution checks will also be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com/individual or call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your account information should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus representative by telephone. If you are unable to reach a Janus representative by telephone, please consider visiting janus.com/individual, calling Janus XpressLine™, or sending written instructions.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within two days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends June 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by

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the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

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Financial highlights

No financial highlights are presented for the Fund since the Fund is new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest, as well as some general investment terms. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

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Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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Explanation of rating categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

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MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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SECURITIES HOLDINGS BY RATING CATEGORY

Securities holdings by rating category are not provided for the Fund since the Fund is new.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/reports. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

PO Box 173375
Denver, CO 80217-3375
1-800-525-3713

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                                ▼ [          ]

Subject to Completion
Preliminary Prospectus Dated October 15, 2010

	Class A Shares Ticker	Class C Shares Ticker	Class S Shares Ticker	Class I Shares Ticker	Class T Shares Ticker
Global & International
Janus Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Emerging Markets Fund (the “Fund”), a portfolio of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares (individually and/or collectively, the “Shares”) are offered by this Prospectus.

The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of Shares. For additional information about these classes of shares and whether or not you are eligible to purchase these Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Emerging Markets Fund	2

Additional information about the Fund
Fees and expenses	6
Additional investment strategies and general portfolio policies	6
Risks of the Fund	9

Management of the Fund
Investment adviser	14
Management expenses	14
Investment personnel	15

Other information	16

Distributions and taxes	17

Shareholder’s guide
Pricing of fund shares	19
Choosing a share class	20
Distribution, servicing, and administrative fees	22
Payments to financial intermediaries by Janus Capital or its affiliates	23
Purchases	24
Exchanges	27
Redemptions	28
Redemption fee	29
Excessive trading	30
Shareholder communications	33

Financial highlights	34

Glossary of investment terms	35

1 ï Janus Investment Fund

Fund summary

Janus Emerging Markets Fund

Ticker:	[ ]	Class A Shares	[ ]	Class S Shares	[ ]	Class T Shares
	[ ]	Class C Shares	[ ]	Class I Shares

INVESTMENT OBJECTIVE

Janus Emerging Markets Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

[To be updated by Amendment] This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page [  ] of the Fund’s Prospectus and in the “Purchases” section on page [  ] of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	None	None	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T

Management Fees
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses(1)
Total Annual Fund Operating Expenses(2)
Fee Waiver(2)
Net Annual Fund Operating Expenses After Fee Waiver(2)

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Other Expenses for Class A Shares, Class C Shares, and Class I Shares may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Other Expenses for Class S Shares and Class T Shares include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to [ ]% until at least [ ]. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your

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investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

If Shares are redeemed:	1 Year	3 Years
Class A Shares
Class C Shares
Class S Shares
Class I Shares
Class T Shares

If Shares are not redeemed:	1 Year	3 Years
Class A Shares
Class C Shares
Class S Shares
Class I Shares
Class T Shares

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates or market indices, as substitutes for securities in which the Fund can invest. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to any specific investment, and could be significant at times.

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PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, particularly emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

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PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional information about the Fund

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. The fees and expenses shown for Janus Emerging Markets Fund reflect estimated annualized expenses that the Shares expect to incur during the Fund’s initial fiscal year.

•	“Shareholder Fees” are fees paid directly from your investment and may include sales loads or redemption fees. If you sell Class S Shares, Class I Shares, or Class T Shares of the Fund that you have held for 90 days or less, you may pay a redemption fee.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.

•	A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the Example in the Fund Summary.

•	A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in the Shareholder’s Guide.

•	Janus Capital has contractually agreed to waive the Fund’s “Total Annual Fund Operating Expenses” to a certain limit until at least [ ]. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent the Fund invests its uninvested cash

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through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, the Fund may invest a significant portion of its assets in common stocks. The portfolio managers generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest, and the Fund will have significant exposure in emerging markets. The Fund may sell a holding if, among other things, the security reaches the portfolio managers’ price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, the Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Portfolio Turnover
In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason

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of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in the Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Due to the nature of the securities in which it invests, the Fund may have relatively high portfolio turnover compared to other funds.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance.

Securities Lending
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. To the extent the cash collateral is managed in an affiliated cash management vehicle, Janus Capital may receive an investment advisory fee for managing such assets.

Short Sales
The Fund may engage in short sales. No more than 10% of the Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a fund that does not engage in short sales and may negatively affect the Fund’s performance.

The Fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

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Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Fund may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s investment objective. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. To varying degrees, the Fund may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

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Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund will invest in foreign securities, particularly “emerging markets,” either indirectly through various derivative instruments (including, but not limited to, total return swap agreements, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets. Investments in foreign securities, including those of foreign governments and particularly emerging markets, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

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•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets Risk. The Fund will invest in companies from one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The risks of foreign investing mentioned above are heightened when investing in emerging markets, which may result in the prices of investments in emerging markets experiencing sudden and sharp price swings. For example, in many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more

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difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in a particular industry increase the Fund’s exposure to industry risk.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results.

Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

The Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price

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fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

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Management of the Fund

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Janus funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “interested persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), therefore, none of the Trustees are paid by Janus Capital.

MANAGEMENT EXPENSES

The Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including distribution and shareholder servicing fees (12b-1 fee), administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

The rate shown is a fixed rate based on the Fund’s average daily net assets. [To be updated by Amendment]

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal period ended
Fund Name	of the Fund	(annual rate)	September 30, 2010)
Janus Emerging Markets Fund	All Asset Levels	[ ]	N/A(2)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least [ ]. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	Since the Fund is new, no Actual Investment Advisory Fee Rate information is available.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and

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expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least [          ]. [To be updated by Amendment]

Fund Name	Expense Limit Percentage (%)
Janus Emerging Markets Fund(1)	[ ]

(1)	For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

INVESTMENT PERSONNEL

Janus Emerging Markets Fund
Co-Portfolio Managers Wahid Chammas and Matt Hochstetler jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Wahid Chammas is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Chammas is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in January 2005 as an equity research analyst. Mr. Chammas holds a Bachelor of Arts degree (summa cum laude) in Biology from Amherst College where he was a member of Phi Beta Kappa.

Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Hochstetler is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in June 2005 as a research intern and became a full time member of the investment team in July 2006. Prior to joining Janus Capital, Mr. Hochstetler attended Harvard Business School from 2004 to 2006. Mr. Hochstetler holds a Bachelor of Science degree (magna cum laude) in Foreign Service from Georgetown University, School of Foreign Service, where he was a member of Phi Beta Kappa. He also holds a Master’s degree in Business Administration from Harvard Business School where he was a Baker Scholar.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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Other information

PENDING LEGAL MATTERS

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group, Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

DISTRIBUTION OF THE FUND

The Fund is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Dividends from net investment income and distributions of capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund’s daily net asset value (“NAV”). The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund without any sales charge. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt

17 ï Janus Investment Fund

from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Fund offers multiple classes of shares in order to meet the needs of various types of investors.

Class A Shares and Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares offer the ability for payment of up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, the Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. The Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents. For Class I Shares held directly with Janus, please contact a Janus representative at 1-800-333-1181.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

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The price you pay for purchases of Shares is the public offering price, which is the NAV next determined after your request is received in good order by the Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares. In order to receive a day’s price, your order must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares are offered by this Prospectus. The Fund offers multiple classes of shares in order to meet the needs of various types of investors. For more information about these classes of Shares and whether or not you are eligible to purchase these Shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

•	how much you plan to invest;
•	how long you expect to own the shares;

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•	the expenses paid by each class; and
•	for Class A Shares and Class C Shares, whether you qualify for any reduction or waiver of any sales charges.

You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to each class of Shares:

Class A Shares
Initial sales charge on purchases	Up to 5.75%(1)
• reduction of initial sales charge for purchases of $50,000 or more
• initial sales charge waived for purchases of $1 million or more

Deferred sales charge (CDSC)	None except on certain redemptions of Shares purchased without an initial sales charge(1)

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	Up to 0.25% annual distribution/service fee

Class C Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	1.00% on Shares redeemed within 12 months of purchase(1)

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	$500,000

Minimum aggregate account balance	None

12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee)

Class S Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Services Fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	Up to 0.25% annual distribution/service fee

Class I Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment
• institutional investors (investing directly with Janus)	$1,000,000
• through an intermediary institution	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

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Class T Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative Services Fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

(1)	May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND ADMINISTRATIVE FEES

Distribution and Shareholder Servicing Plans
Under separate distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class S Shares (each a “Plan”) and Class C Shares (the “Class C Plan”), the Fund may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of the Shares based on the average daily net assets of each, up to the following annual rates:

Class	12b-1 Fee for the Fund
Class A Shares	0.25%

Class C Shares	1.00%	(1)

Class S Shares	0.25%

(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under each Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

Class A Shares, Class C Shares, and Class I Shares
Certain, but not all, intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. These administrative fees are paid by the Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees

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charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Fund converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the Shares may increase.

Class S Shares and Class T Shares
Janus Services LLC (“Janus Services”), the Trust’s transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares and Class T Shares of the Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use all or a significant portion of this fee to compensate intermediaries and retirement plan service providers for providing these services to their customers who invest in the Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Class A Shares and Class C Shares
From its own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A and Class C Shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the SAI.

In addition, from their own assets, Janus Capital, Janus Distributors, or their affiliates may pay fees to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Class S Shares, Class I Shares, and Class T Shares
Janus Capital, Janus Distributors, or their affiliates may pay fees, from their own assets, to financial intermediaries for providing other marketing or distribution-related services (with the exception of Class S Shares and Class I Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

All Share Classes
Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu

23 ï Janus Investment Fund

of, payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

PURCHASES

With the exception of Class I Shares, purchases of Shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly with the Fund in certain circumstances as described in the “Minimum Investment Requirements” section. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus, or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You should consider such arrangements when evaluating any recommendation of the Fund.

The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In order to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements

Class A Shares, Class C Shares, Class S Shares, and Class T Shares
The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator

24 ï Janus Investment Fund

should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Class I Shares
The minimum investment is $1 million for institutional investors investing directly with Janus. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares
The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Class I Shares directly with the Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Initial Sales Charge

Class A Shares
An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

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	Class A Shares	Class A Shares
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Purchase at Offering Price	Offering Price(1)	Net Amount Invested
Under $50,000	5.75%	6.10%

$50,000 but under $100,000	4.50%	4.71%

$100,000 but under $250,000	3.50%	3.63%

$250,000 but under $500,000	2.50%	2.56%

$500,000 but under $1,000,000	2.00%	2.04%

$1,000,000 and above	None (2)	None

(1)	Offering Price includes the initial sales charge.
(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

•	1.00% on amounts from $1,000,000 to $4,000,000;
•	plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
•	plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge
You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

Right of Accumulation. You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

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Letter of Intent. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

•	solely controlled business accounts; and

•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund’s shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with the Fund, or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. The Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. The Fund will work with intermediaries to apply the Fund’s

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exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	An exchange of Class S Shares, Class I Shares, and Class T Shares from the Fund held for 90 days or less may be subject to the Fund’s redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to “Redemption Fee.”

Waiver of Sales Charges
Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund’s Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct institutional investors holding Class I Shares. Please contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with the Fund, or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of the Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares or redemption fee for Class S Shares, Class I Shares, or Class T Shares, will normally be sent the business day following receipt of the redemption order.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this

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occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan

Class A Shares and Class C Shares
You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class S Shares, Class I Shares, and Class T Shares
You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Class I Shares directly with the Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Contingent Deferred Sales Charge

Class A Shares and Class C Shares
A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers
There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;

•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

•	Retirement plan shareholders taking required minimum distributions;

•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

•	If the Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege
After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds into Class A Shares of the same or another fund within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

REDEMPTION FEE

Redemptions (and exchanges) of Class S Shares, Class I Shares, or Class T Shares held for 90 days or less may be subject to the Fund’s redemption fee. The redemption fee is 2.00% of a shareholder’s redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions,

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market impact, and other costs associated with changes in the Fund’s asset level and cash flow due to short-term money movements in and out of the Fund.

Certain intermediaries have agreed to charge the Fund’s redemption fee on their customers’ accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund’s. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s.

The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with the Fund, or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring;
•	fair valuation of securities as described under “Pricing of Fund Shares;” and
•	redemption fees as described under “Redemption Fee” (where applicable on certain classes of the Fund).

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Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the

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Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of the Fund at janus.com/advisor/mutual-funds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most Janus funds disclose their top ten portfolio holdings. However, certain Janus funds disclose only their top five portfolio holdings.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

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SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Class I Shares directly with the Fund) to obtain these reports. The Fund’s fiscal year ends September 30.

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Financial highlights

No financial highlights are presented for the Fund since the Fund is new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest, as well as some general investment terms. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

38 ï Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

39 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                            ▼ [          ]

Subject to Completion
Preliminary Prospectus Dated October 15, 2010

Class D Shares* Ticker
Global & International
Janus Emerging Markets Fund	[ ]

Janus Investment Fund
*CLASS D SHARES ARE CLOSED TO NEW INVESTORS

Prospectus

Eliminate Paper Mail. Set up e-Delivery of prospectuses, annual reports, and statements at janus.com/edelivery.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Emerging Markets Fund (the “Fund”), a portfolio of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Only Class D Shares (the “Shares”) are offered by this Prospectus. The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. The Shares are offered directly through the Janus funds to eligible investors by calling 1-800-525-3713 or at janus.com/individual. The Shares are not offered through financial intermediaries.

Fund summary
Janus Emerging Markets Fund	2

Additional information about the Fund
Fees and expenses	5
Additional investment strategies and general portfolio policies	5
Risks of the Fund	8

Management of the Fund
Investment adviser	12
Management expenses	12
Investment personnel	13

Other information	14

Distributions and taxes	15

Shareholder’s manual
Doing business with Janus	17
Pricing of fund shares	20
Administrative fees	21
Payments to financial intermediaries by Janus Capital or its affiliates	21
Paying for shares	22
Exchanges	23
Payment of redemption proceeds	24
Redemption fee	25
Excessive trading	26
Shareholder services and account policies	29

Financial highlights	31

Glossary of investment terms	32

1 ï Janus Investment Fund

Fund summary

Janus Emerging Markets Fund

Ticker:	[ ]	Class D Shares

INVESTMENT OBJECTIVE

Janus Emerging Markets Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

[To be updated by Amendment] This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Class D

Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees	%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period. Included in Other Expenses is an administrative fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services LLC. In addition, upon completion of the Fund’s initial fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to [ ]% until at least [ ]. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years
Class D Shares	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive

2 ï Janus Emerging Markets Fund

50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates or market indices, as substitutes for securities in which the Fund can invest. The Fund intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to any specific investment, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, particularly emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance.

3 ï Janus Emerging Markets Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

4 ï Janus Emerging Markets Fund

Additional information about the Fund

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. The fees and expenses shown for Janus Emerging Markets Fund reflect estimated annualized expenses that the Shares expect to incur during the Fund’s initial fiscal year.

•	“Shareholder Fees” are fees paid directly from your investment and may include redemption fees or exchange fees. If you sell Shares of the Fund that you have held for 90 days or less, you may pay a redemption fee.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting, and other shareholder services. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	Janus Capital has contractually agreed to waive the Fund’s “Total Annual Fund Operating Expenses” to a certain limit until at least [ ]. The expense limit is described in the “Management Expenses” section of this Prospectus.

•	All expenses in the Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent the Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

5 ï Janus Investment Fund

Common Stock
Unless its investment objective or policies prescribe otherwise, the Fund may invest a significant portion of its assets in common stocks. The portfolio managers generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest, and the Fund will have significant exposure in emerging markets. The Fund may sell a holding if, among other things, the security reaches the portfolio managers’ price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, the Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Portfolio Turnover
In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in the Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Due to the nature of the securities in which it invests, the Fund may have relatively high portfolio turnover compared to other funds.

6 ï Janus Investment Fund

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance.

Securities Lending
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. To the extent the cash collateral is managed in an affiliated cash management vehicle, Janus Capital may receive an investment advisory fee for managing such assets.

Short Sales
The Fund may engage in short sales. No more than 10% of the Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, the Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a fund that does not engage in short sales and may negatively affect the Fund’s performance.

The Fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer.

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Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Fund may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s investment objective. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. To varying degrees, the Fund may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its

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payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund will invest in foreign securities, particularly “emerging markets,” either indirectly through various derivative instruments (including, but not limited to, total return swap agreements, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets. Investments in foreign securities, including those of foreign governments and particularly emerging markets, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets Risk. The Fund will invest in companies from one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. The risks of foreign investing mentioned above are heightened when investing in emerging markets, which may result in the prices of investments in emerging markets

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experiencing sudden and sharp price swings. For example, in many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than developed securities markets resulting in greater risk to investors. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various derivatives vehicles.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in a particular industry increase the Fund’s exposure to industry risk.

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Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results.

Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

The Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

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Management of the Fund

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Janus funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “interested persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), therefore, none of the Trustees are paid by Janus Capital.

MANAGEMENT EXPENSES

The Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

The rate shown is a fixed rate based on the Fund’s average daily net assets. [To be updated by Amendment]

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal period ended
Fund Name	of the Fund	(annual rate)	September 30, 2010)
Janus Emerging Markets Fund	All Asset Levels	[ ]	N/A (2)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least [ ]. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitation” below. The waiver is not reflected in the contractual fee rate shown.

(2)	Since the Fund is new, no Actual Investment Advisory Fee Rate information is available.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The reports are also available, free of charge, at janus.com/reports.

Expense Limitation
Janus Capital has contractually agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. Janus Capital has agreed to continue the waiver until at least [          ]. [To be updated by Amendment]

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Fund Name	Expense Limit Percentage (%)
Janus Emerging Markets Fund(1)	[ ]

(1)	For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

INVESTMENT PERSONNEL

Janus Emerging Markets Fund
Co-Portfolio Managers Wahid Chammas and Matt Hochstetler jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Wahid Chammas is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Chammas is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in January 2005 as an equity research analyst. Mr. Chammas holds a Bachelor of Arts degree (summa cum laude) in Biology from Amherst College where he was a member of Phi Beta Kappa.

Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Hochstetler is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in June 2005 as a research intern and became a full time member of the investment team in July 2006. Prior to joining Janus Capital, Mr. Hochstetler attended Harvard Business School from 2004 to 2006. Mr. Hochstetler holds a Bachelor of Science degree (magna cum laude) in Foreign Service from Georgetown University, School of Foreign Service, where he was a member of Phi Beta Kappa. He also holds a Master’s degree in Business Administration from Harvard Business School where he was a Baker Scholar.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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Other information

PENDING LEGAL MATTERS

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group, Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit of Appeals.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

DISTRIBUTION OF THE FUND

The Fund is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Dividends from net investment income and distributions of capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well.

How Distributions Affect the Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund’s daily net asset value (“NAV”). The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact a Janus representative at 1-800-525-3713. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

DISTRIBUTION OPTIONS

When you open an account, it will automatically provide for reinvestment of all distributions. If you have a non-retirement account, you may change your distribution option at any time by logging on to janus.com/individual, by calling a Janus representative, or by writing to the Fund at one of the addresses listed in the Shareholder’s Manual section of this Prospectus. The Fund offers the following options:

Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares.

Cash Option. You may receive your income dividends and capital gains distributions in cash.

Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

Redirect Option. You may direct your dividends or capital gains distributions to purchase shares of another Janus fund.

The Fund reserves the right to reinvest undeliverable and uncashed dividend and distribution checks into your open non-retirement account at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested. For more information, refer to “Distributions.”

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TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

16 ï Janus Investment Fund

Shareholder’s manual

This Shareholder’s Manual is for those shareholders investing directly with the Fund. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

DOING BUSINESS WITH JANUS

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Open the following types of accounts: individual, joint, UGMA/UTMA, Traditional and Roth IRAs, Simplified Employee Pension (“SEP”) IRAs, and Coverdell Education Savings Accounts
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Janus funds
•	View your personalized performance
•	Obtain Fund information and performance
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms

*	Certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLinetm 1-888-979-7737 • 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 173375 Denver, CO 80217-3375 For Overnight Mail Janus 720 S. Colorado Blvd., Suite 290A Denver, CO 80246-1929

17 ï Janus Investment Fund

MINIMUM INVESTMENTS*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

*	The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct an annual $25 minimum balance fee per Fund account with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

TYPES OF ACCOUNT OWNERSHIP

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

TAX-DEFERRED ACCOUNTS

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual.

Investing for Your Retirement
Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation for tax year 2010 with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits for the tax year 2010.

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Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only open and maintain this type of account via written request. Please contact a Janus representative for more information.

ACCOUNTS FOR THE BENEFIT OF A CHILD

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses.

Please refer to the following for information regarding opening an account and conducting business with Janus. With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

TO OPEN AN ACCOUNT OR BUY SHARES

Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

Online

•	You may open a new Fund account or you may buy shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual. A real-time confirmation of your transaction will be provided via janus.com/individual.

By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

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TO EXCHANGE SHARES

Online

•	Exchanges may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

By Mail/In Writing

•	To request an exchange in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange

•	You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.

Note:	For more information, refer to “Exchanges.”

TO SELL SHARES

Online

•	Redemptions may be made online at janus.com/individual.

By Telephone

•	Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Fund reserves the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing

•	To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Redemption

•	This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note:	For more information, refer to “Payment of Redemption Proceeds.”

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by the Fund or its agents.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a

20 ï Janus Investment Fund

non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions
All Transactions – All requests, including but not limited to, exchanges between the Fund and other Janus funds, purchases by check or automated investment, wire transfers, and ACH transfer, must be received in good order by the Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

ADMINISTRATIVE FEES

The Fund pays an annual administrative fee of 0.12% of net assets of Class D Shares. These administrative fees are paid by the Shares of the Fund for shareholder services provided by Janus Services LLC.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, with respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Further, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with

21 ï Janus Investment Fund

educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

PAYING FOR SHARES

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted Canadian bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Fund by submitting good funds via another method accepted by the Fund (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund. For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to (i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

22 ï Janus Investment Fund

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if they are unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

In order to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

The Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. The Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are

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exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	An exchange of Shares from the Fund held for 90 days or less may be subject to the Fund’s redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to “Redemption Fee.”

•	With certain limited exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

PAYMENT OF REDEMPTION PROCEEDS

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds, less any applicable redemption fee, can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds, less any applicable redemption fee, can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

By Check – Redemption proceeds, less any applicable redemption fee, will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain tax-deferred accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Fund can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Shares of Janus Money Market Fund during the 15-day hold period.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

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Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

REDEMPTION FEE

Redemptions (and exchanges) of Shares held for 90 days or less may be subject to the Fund’s redemption fee. The redemption fee is 2.00% of a shareholder’s redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund’s asset level and cash flow due to short-term money movements in and out of the Fund.

Certain intermediaries have agreed to charge the Fund’s redemption fee on their customers’ accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund’s. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s.

The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, the redemption fee will be imposed on a subsequent sale of shares after the exchange.

In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the

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Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

WRITTEN INSTRUCTIONS

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

SIGNATURE GUARANTEE

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee
A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Fund is also available for purchase through third party intermediaries. As described below, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their

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transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring;
•	fair valuation of securities as described under “Pricing of Fund Shares;” and
•	redemption fees as described under “Redemption Fee” (where applicable on certain classes of the Fund).

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund

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expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of the Fund at janus.com/allfunds.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most Janus funds disclose their top ten portfolio holdings. However, certain Janus funds disclose only their top five portfolio holdings.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

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Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

Address Changes
For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes
For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain tax-deferred accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

Distributions
Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

If you receive Fund distributions from an open non-retirement Fund account by check, and a distribution check sent to you at your address of record has been returned to Janus and you have failed to respond to follow up mailings from Janus, upon return of the follow up mailing the distribution check will be reinvested in your open Fund account at the next calculated NAV. Your non-retirement Fund account distribution checks will also be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions
The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund. This includes, but is not limited to, accounts that the Fund or its agents believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Online and Telephone Transactions
You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com/individual or call a Janus representative. The Fund and its agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your account information should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

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Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus representative by telephone. If you are unable to reach a Janus representative by telephone, please consider visiting janus.com/individual, calling Janus XpressLine™, or sending written instructions.

Registration Changes
To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

Statements, Reports, and Prospectuses
We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within two days of the transaction. The Fund reserves the right to charge a fee for additional account statement requests.

The Fund produces financial reports that include a complete list of the Fund’s portfolio holdings semiannually, and updates its prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Fund’s fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Fund will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

Taxpayer Identification Number
On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

Temporary Suspension of Services
The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Fund may postpone payment of redemption proceeds for up to seven calendar days. In addition, the right to require the Fund to redeem its Shares may be suspended or the date of payment may be postponed beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

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Financial highlights

No financial highlights are presented for the Fund since the Fund is new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest, as well as some general investment terms. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

35 ï Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

36 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/reports. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

PO Box 173375
Denver, CO 80217-3375
1-800-525-3713

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange
Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                                 ▼ [          ], 2010

Subject to Completion
Preliminary Statement of Additional Information Dated October 15, 2010

	Class A Shares Ticker	Class C Shares Ticker	Class D Shares† Ticker	Class I Shares Ticker	Class S Shares Ticker	Class T Shares Ticker
Fixed Income
Janus Global Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Janus Investment Fund

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares (collectively, the “Shares”) of the Fund listed above, which is a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC (“Janus Capital”) is the investment adviser of the Fund.

This SAI is not a Prospectus and should be read in conjunction with the Fund’s Prospectuses dated [          ], 2010, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectuses. The Annual and Semiannual Reports (as they become available) contain important financial information about the Fund, and are available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

† Class D Shares are closed to new investors.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	31

Custodian, Transfer Agent, and Certain Affiliations	37

Portfolio Transactions and Brokerage	39

Trustees and Officers	41

Shares of the Trust	52
Net Asset Value Determination	52
Purchases	52
Distribution and Shareholder Servicing Plans	54
Redemptions	55

Income Dividends, Capital Gains Distributions, and Tax Status	57

Principal Shareholders	58

Miscellaneous Information	59
Shares of the Trust	60
Shareholder Meetings	60
Voting Rights	60
Master/Feeder Option	61
Independent Registered Public Accounting Firm	61
Registration Statement	61

Financial Statements	62

Appendix A	63
Explanation of Rating Categories	63

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS INVESTMENT FUND

This Statement of Additional Information includes information about Janus Global Bond Fund (the “Fund”), which is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Fund is classified as diversified.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Fund.

(1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

The Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of the Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition,

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the Fund may engage in short sales other than against the box, which involve selling a security that the Fund borrows and does not own. The Trustees may impose limits on the Fund’s investments in short sales, as described in the Fund’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Fund does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Fund may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Fund’s policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC. The Fund may change the source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS

Diversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is

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classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position
As discussed in the Prospectuses, the Fund’s cash position may temporarily increase under various circumstances. Securities that the Fund may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to “Investment Company Securities.”)

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Fund. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Fund’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund to decline.

The Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. The Fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. The Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Fund may not be able to sell such investments when the portfolio managers deem it appropriate to do so due to restrictions on their sale. In addition, the Fund may be forced to sell its venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Fund may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in the Fund’s NAV.

Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in

4

affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. To the extent cash collateral is invested in cash management vehicles, the cash collateral will be subject to the same risks that shareholders experience when investing in such other funds or investment vehicles. These risks may include the impact of significant fluctuations in assets as a result of the securities lending program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other vehicles and liquidity issues that may delay the return of the cash collateral and cause the Funds to violate its agreement to return the cash collateral to a borrower. As the adviser to the Fund and cash management vehicles in which the cash collateral may be invested, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the cash management vehicles. Further, Janus Capital may receive an investment advisory fee for managing certain affiliated cash management vehicles and therefore may have an incentive to allocate better investment opportunities to vehicles in which it is receiving a fee.

Equity Securities
The Fund may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from

  5

call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Foreign Securities
The Fund may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. The Fund may invest its assets in companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or

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political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of the Fund’s investments by country is contained in the Fund’s shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales
The Fund may engage in “short sales against the box.” This technique involves either selling short a security that the Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio managers anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, the Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements

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made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund’s ability to invest in short sales may be limited, as described in the Fund’s Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, the Fund may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because the Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. The Fund may obtain such cash from selling other portfolio holdings, which may cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the Fund, to reduce the assets to which Fund expenses could be allocated, and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return

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principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers will consider estimated prepayment rates in calculating the average-weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Fund’s investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Fund also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, the Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Fund’s Prospectuses may apply.

Investment Company Securities
From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund’s total assets; or (iii) securities of such other investment company and all other investment companies

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owned by the Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Fund may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Fund invests in money market funds or other funds, the Fund will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Fund and the money market funds or other funds or investment vehicles in which the Fund may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Fund and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Fund’s total return. The Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund’s Prospectuses.

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U.S. Government Securities
To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Fund may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Fund may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Fund will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Fund will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio holdings.

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Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers incorrectly forecast such movements, the Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, the Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes

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without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund’s portfolio, although the Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
The Fund may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, the Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

The Fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed security. The Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on the Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans
The Fund may invest in bank loans (no more than 20% of the Fund’s total assets), which include institutionally traded floating rate securities.

Bank loans, which include institutionally traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Fund generally invests in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

When the Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Fund may enforce compliance by a borrower with the terms of the loan agreement and may

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have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If the Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. The Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by the Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund’s NAV.

The borrower of a loan in which the Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in the Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

Floating Rate Loans
Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, the Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in the Fund’s net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, the Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to the Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require the Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, the Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

The Fund does not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place the Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

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Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in the Fund’s holdings. To the extent required by applicable law, Janus Capital’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information, which could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other floating rate securities
The Fund may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, the Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Service and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). Under normal circumstances, the Fund will limit its investments in such bonds to 35% or less of its net assets.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

The Fund may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the Fund’s limit on investments in bonds rated below investment grade unless its portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund’s portfolio managers will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
The Fund may hold defaulted securities if the portfolio managers believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the Fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs

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and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Fund generally will purchase securities for which its portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Fund will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.

Futures, Options, and Other Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty

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to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Fund. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

The Fund may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Fund has claimed exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Fund may also use this technique with respect to an individual company’s stock. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Fund holds an individual company’s stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

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If the Fund owns interest rate sensitive securities and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the Fund’s interest rate futures contract would increase, thereby keeping the NAV of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the

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Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. A purchased option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Fund does not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. The Fund also

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may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”).

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund’s currency exposure from one foreign currency to another removes the Fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio managers’ projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

In general, the Fund covers outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund’s commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract, or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund’s ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the Fund would be

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required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is “covered” if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund’s custodian.

The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would

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result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the Fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Fund may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Fund may write and buy options on the same types of securities that the Fund may purchase directly. The Fund may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

The Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. The Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. The Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with its custodian.

The Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

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The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund’s maximum gain will be the premium received by it for writing the option,

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adjusted upwards or downwards by the difference between the Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

The Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange (“NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Fund may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Fund may also purchase and write OTC options on foreign securities indices.

The Fund may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Fund may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Fund generally will only purchase or write such an option if Janus Capital believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless Janus Capital believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

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Price movements in the Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers may be forced to liquidate portfolio securities to meet settlement obligations. The Fund’s activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, the Fund may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Fund. The Fund may use exotic options to the extent that they are consistent with the Fund’s investment objective and investment policies, and applicable regulations.

The Fund may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Fund may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If the Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

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Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

The Fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by the Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. The Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller in a credit default transaction would be the notional amount of the agreement. The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

The Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in

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conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

The Fund investing in CDXs is normally only permitted to take long positions in these instruments. The Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. The Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, the Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify the Fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of the Fund’s net assets, when combined with all other illiquid investments of the Fund.

PORTFOLIO TURNOVER

As of the date of this SAI, portfolio turnover rates are not available for the Fund because the Fund is new.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares).

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The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH Investment Management LLC, and its products. [To be updated by amendment]

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
Axioma Inc.	Daily	Current
Barclays Capital Inc.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Bowne & Company Inc.	Daily	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current

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Name	Frequency	Lag Time
Canterbury Consulting Inc.	Monthly	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Consulting Services Group, LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
Eagle Investment Systems Corp.	As needed	Current
Eaton Vance Management	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Semi-annually	5 days
Moody’s Investors Service Inc.	Weekly	7 days or more
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Olmstead Associates, Inc.	Daily	Current
Omgeo LLC	Daily	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
SimCorp USA, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current

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Name	Frequency	Lag Time
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Yield Book Inc.	Daily	Current
Tower Investment	As needed	30 days
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separate accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund’s portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund’s portfolio holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund’s investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Fund of compensation payable to the Fund’s Chief Compliance Officer and compliance staff) and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the members of the Board of Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders’ meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund’s transfer agent.

The Fund’s Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

A discussion regarding the basis for the Trustees’ approval of the Fund’s Investment Advisory Agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, free of charge, on janus.com/info (or janus.com/reports if you hold Class D Shares).

The Fund pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the annual rate of [     ]. [To be Updated by Amendment]

EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding distribution and shareholder servicing fees (12b-1) applicable to Class A Shares, Class C Shares, and Class S Shares, the administrative services fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Fund, refer to the “Fees and Expenses of the Fund” table in the Fund Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Fund, Janus Capital has agreed to continue such waiver until at least [                    ]. [To be updated by amendment]

Expense Limit
Fund Name	Percentage (%)
Janus Global Bond Fund	[ ]

Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to the Fund, with the exceptions previously noted, exceed the percentages stated.

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As of the date of this SAI, no advisory fees were paid because the Fund is new.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Class A Shares and Class C Shares
In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are AIG Advisor Group, Inc. and its broker-dealer subsidiaries; Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Morgan Stanley Smith Barney, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wells Fargo Advisors, LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

In addition, from their own assets, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries’ fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from the Fund’s assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and when considering which share class of the Fund is most appropriate for you.

Class I Shares, Class S Shares, and Class T Shares
Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, considering which share class of the Fund is most appropriate for you.

All Share Classes
Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings,

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and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings (“IPOs”), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers believe the IPO is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group (“IPO Group”) based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization (“IPO Classification”) of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers’ account group among all participating portfolio managers. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account’s assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers’ original indication/target filled in the aftermarket unless instructed by the portfolio managers to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

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Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

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PROXY VOTING POLICIES AND PROCEDURES

The Fund’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Fund’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”).

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital’s portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to work with Janus Capital’s portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital’s Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

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Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

General Corporate Issues
Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

Janus Services LLC (“Janus Services”), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships.

Class D Shares of the Fund pays an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of the Fund for shareholder services provided by Janus Services.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares and Class T Shares of the Fund for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

As of the date of this SAI, Janus Services did not receive any administrative services fees from Class D Shares, Class S Shares, or Class T Shares of the Fund because the Fund is new.

Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the fees charged by certain intermediaries for administrative services including, but not limited to, recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems or those processed on a manual basis by Janus Services.

Through Janus Services, the Fund pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any transfer agency fees paid to Janus Services. The Fund also uses and pays for DST systems to track and process redemption fees and contingent deferred sales charges. These fees are only charged to classes of the Fund with redemption fees or contingent deferred sales charges, as applicable.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors’ registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor

  37

sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

38

Portfolio transactions and brokerage

Janus Capital places all portfolio transactions for the Fund. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds’ Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third-parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

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Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

As of the date of this SAI, the Fund did not pay any brokerage commissions because the Fund is new.

Brokerage commissions paid by the Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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Trustees and officers

[To be updated by amendment]

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Pursuant to the Fund’s Governance Procedures and Guidelines, Trustees are required to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of [  ] series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	[ ]	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Jerome S. Contro 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	11/05-Present	General partner of Crosslink Capital, a private investment firm (since 2008). Formerly, partner of Tango Group, a private investment firm (1999-2008).	[ ]	Formerly, Director of Envysion, Inc. (internet technology), Lijit Networks, Inc. (internet technology), LogRhythm Inc. (software solutions), IZZE Beverages, Ancestry.com, Inc. (genealogical research website), and Trustee and Chairman of RS Investment Trust.

John W. McCarter, Jr. 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	6/02-Present	President, Trustee Emeritus, and Chief Executive Officer of The Field Museum of Natural History (Chicago, IL) (since 1996).	[ ]	Chairman of the Board and Director of Divergence Inc. (biotechnology firm); Director of W.W. Grainger, Inc. (industrial distributor); Trustee of WTTW (Chicago public television station) and the University of Chicago; Regent, Smithsonian Institution; and Member of the Board of Governors for Argonne National Laboratory.

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

John P. McGonigle 151 Detroit Street Denver, CO 80206 DOB: 1955	Trustee	6/10-Present	Formerly, Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (1989-2006).	[ ]	Trustee of PayPal Funds (since 2008). Formerly, Director of Charles Schwab International Holdings (a brokerage service division for joint ventures outside the U.S.) (1999-2006).

Dennis B. Mullen 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	2/71-Present	Formerly, Chief Executive Officer of Red Robin Gourmet Burgers, Inc. (2005-2010). Formerly, private investor.	[ ]*	Director of Janus Capital Funds Plc (Dublin-based, non-U.S. funds). Formerly, Chairman of the Board (2005-2010) and Director (2002-2010) of Red Robin Gourmet Burgers, Inc. (RRGB).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	[ ]	Director of Red Robin Gourmet Burgers, Inc. (RRGB).

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products).	[ ]	None

Martin H. Waldinger 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	8/69-Present	Private investor and Consultant to California Planned Unit Developments (since 1994). Formerly, CEO and President of Marwal, Inc. (homeowner association management company).	[ ]	None

*	Mr. Mullen also serves as director of Janus Capital Funds Plc, an offshore product, consisting of 17 funds. Including Janus Capital Funds Plc and the [ ] funds comprising the Janus funds, Mr. Mullen oversees [ ] funds.

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	[ ]	Director of Wal-Mart, The Field Museum of Natural History (Chicago, IL), Children’s Memorial Hospital (Chicago, IL), Chicago Council on Global Affairs, and InnerWorkings (U.S. provider of print procurement solutions to corporate clients).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Janus Global Bond Fund	[ ]/10-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Portfolio Manager for other Janus accounts. Formerly, Vice President (2003-2006) of Janus Capital.

Darrell Watters 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Janus Global Bond Fund	[ ]/10-Present	Vice President and Research Analyst of Janus Capital and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President, Chief Marketing Officer, and Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc. and Janus Capital; Executive Vice President, and Head of Intermediary Distribution, Global Marketing and Product of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, President (2002-2007) and Director (2000-2007) of The Janus Foundation; President (2004-2006) of Janus Services LLC; and Senior Vice President (2003-2005) of Janus Capital Group Inc. and Janus Capital.

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC. Formerly, Assistant Vice President of Janus Capital and Janus Distributors LLC (2006).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008) and INTECH Investment Management LLC (2003-2005); and Vice President of Janus Capital (2000-2005) and
Janus Services LLC (2004-2005).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital. Formerly, Director of Financial Reporting for OppenheimerFunds, Inc. (2004-2005).

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee prior to the Trustee’s election in 2010, the Committee and the Board considered the totality of

44

the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on their specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

Jerome S. Contro: General Partner in private investment firms, service on multiple corporate boards, and a Fund Independent Trustee since 2005.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

John W. McCarter, Jr.: President and CEO of large non-profit organization, service on multiple corporate and non-profit boards, and a Fund Independent Trustee since 2002.

John P. McGonigle: Service in multiple capacities with a leading financial services firm, including as Head of Mutual Funds and Asset Management, as an independent trustee of a money market fund, and a Fund Independent Trustee since 2010.

Dennis B. Mullen: Chairman of the Board and CEO of NASDAQ-listed company, director of off-shore fund complex, and a Fund Independent Trustee since 1971 and Independent Chairman of the Board of Trustees from 2004 to 2007.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.

William D. Stewart: Corporate vice-president of a NASDAQ-listed industrial manufacturer, and a Fund Independent Trustee since 1984.

Martin H. Waldinger: Service as CEO of a homeowner association management company, and a Fund Independent Trustee since 1969.

Linda S. Wolf: Service as Chairman and CEO of a global advertising firm, service on multiple corporate and non-profit boards, and a Fund Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and the funds’ subadvisers. The Trustees are also responsible for determining or changing each Janus fund’s investment objective, policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of

  45

fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table: [To be updated by amendment]

	Summary of Functions	Members(2) (Independent Trustees)	Number of Meetings Held During Last Fiscal Period(1)

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	Jerome S. Contro (Chair) John W. McCarter, Jr. Dennis B. Mullen

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) Jerome S. Contro Martin H. Waldinger

Investment Oversight Committee	Oversees the investment activities of the Trust’s non-money market funds.	Dennis B. Mullen (Chair) Jerome S. Contro William F. McCalpin John W. McCarter, Jr. James T. Rothe William D. Stewart Martin H. Waldinger Linda S. Wolf

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin William D. Stewart

Money Market Committee	Reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	Jerome S. Contro (Chair) James T. Rothe Martin H. Waldinger

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of and proposed changes to Trustee compensation.	John W. McCarter, Jr. (Chair) William F. McCalpin Dennis B. Mullen

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf

(1)	The Fund commenced operations on [ ], 2010.

(2)	Effective June 24, 2010, the composition of certain Committees changed as follows: members of the Brokerage Committee include James T. Rothe as Chair, John P. McGonigle, William D. Stewart, and Martin H. Waldinger; members of the Investment Oversight Committee include William F. McCalpin as Chair, Jerome S. Contro, John W. McCarter, Jr., John P. McGonigle, Dennis B. Mullen, James T. Rothe, William D. Stewart, Martin H. Waldinger, and Linda S. Wolf; members of the Legal and Regulatory Committee include Linda S. Wolf as Chair, William F. McCalpin, and John P. McGonigle; members

46

of the Money Market Committee include John P. McGonigle as Chair, Jerome S. Contro, William D. Stewart, and Martin H. Waldinger; and members of the Nominating and Governance Committee include Dennis B. Mullen as Chair, William F. McCalpin, and James T. Rothe.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the Janus funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the Janus funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the Janus funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the Janus funds to additional risk or adversely impact the ability of Janus Capital to provide services to the Janus funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Fund that the Trustees own and which is described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised

  47

by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2009. [To be updated by amendment]

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Jerome S. Contro	None	Over $100,000(1)

John W. McCarter, Jr.	None	Over $100,000

John P. McGonigle	None	Over $100,000

Dennis B. Mullen	None	Over $100,000(1)

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Martin H. Waldinger	None	Over $100,000(1)

Linda S. Wolf	None	Over $100,000(1)

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”). [To be updated by amendment]

	Aggregate	Total
	Compensation from	Compensation from
	the Fund for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	June 30, 2010(1)	December 31, 2009(2)(3)
Independent Trustees

William F. McCalpin, Chairman and Trustee(4)	N/A	$376,000

Jerome S. Contro, Trustee(5)	N/A	$305,500

John W. McCarter, Jr., Trustee(5)	N/A	$300,750

John P. McGonigle, Trustee(6)	N/A	N/A

Dennis B. Mullen, Trustee(5)	N/A	$328,661

James T. Rothe, Trustee(5)	N/A	$312,750

William D. Stewart, Trustee(5)	N/A	$296,750

Martin H. Waldinger, Trustee	N/A	$267,000

Linda S. Wolf, Trustee(5)	N/A	$273,750

(1)	Since the Fund is new, no fees were paid during the fiscal year ended June 30, 2010. The aggregate compensation paid by the Fund is estimated for the period ending June 30, 2011 as follows: William F. McCalpin $[ ]; Jerome S. Contro $[ ]; John W. McCarter, Jr. $[ ]; John P. McGonigle $[ ]; Dennis B. Mullen $[ ]; James T. Rothe $[ ]; William D. Stewart $[ ]; Martin H. Waldinger $[ ]; and Linda S. Wolf $[ ].

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(2)	For all Trustees (with the exception of John P. McGonigle), includes compensation for service on the boards of three Janus trusts (the Trust, Janus Adviser Series, and Janus Aspen Series), for the period January 1, 2009 to July 2, 2009, comprised of 68 portfolios, and for two trusts (the Trust and Janus Aspen Series) from July 2, 2009 to December 31, 2009, comprised of 52 portfolios. In addition, Mr. Mullen’s compensation includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 17 portfolios.

(3)	Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Jerome S. Contro $[ ]; Martin H. Waldinger $[ ]; and Linda S. Wolf $[ ].

(4)	Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(5)	Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees.
(6)	At a Special Meeting of Shareholders on June 10, 2010, John P. McGonigle was elected as a new Trustee. Prior to such election, Mr. McGonigle was a consultant to the Trustees and was paid by the Trust in this capacity. Mr. McGonigle did not receive any compensation from the Janus Funds as of the calendar year ended December 31, 2009.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
The following table provides information relating to other accounts managed by the portfolio managers as of [          ], 2010. No accounts included in the totals listed below have a performance-based advisory fee. [To be updated by amendment]

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Gibson Smith	Number of Other Accounts Managed
Assets in Other Accounts Managed
Darrell Watters	Number of Other Accounts Managed
Assets in Other Accounts Managed

Material Conflicts
As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other unregistered products. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Janus Capital is the adviser to the Fund and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Fund, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” to the Fund. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Fund, as well as knowledge of, and potential impact on, investment strategies and techniques of the Fund. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund, which are “funds of funds” offered by Janus Capital.

  49

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of [     ], 2010.

Portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins Investment Management LLC may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds’ performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is determined from a certain percentage of revenue derived from firm-wide managed assets (excluding assets managed by subadvisers). The aggregate compensation in the analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria. The analyst compensation pool is subject to a reduction in the event of absolute negative performance at the discretion of Janus Capital.

CIO Variable Compensation: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

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[To be updated by amendment]

The Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group
Janus Global Bond Fund	[ ]

OWNERSHIP OF SECURITIES

Since the Fund is new, the Fund’s portfolio managers did not own Shares of the Fund as of the date of this SAI. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Fund.

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Fund’s Prospectuses, the net asset value (“NAV”) of the Shares of each class of the Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Fund and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund’s NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Fund’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

With the exception of Class D Shares and Class I Shares, Shares of the Fund can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Fund in certain circumstances as provided in the Fund’s Prospectuses. Not all financial intermediaries offer all classes. Shares or classes of the Fund may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers’ advice, which are on top of the Fund’s expenses. Certain Shares or classes of the Fund may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund “supermarket” programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

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Certain designated organizations are authorized to receive purchase orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Fund’s Prospectuses will provide you with detailed information about investing in the Fund.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Class A Shares
The price you pay for Class A Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust’s distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

	Sales Charge as a	Sales Charge as a	Amount of Sales Charge Reallowed
	Percentage of	Percentage of Net	to Financial Intermediaries as a
Amount of Purchase at Offering Price	Offering Price*	Amount Invested	Percentage of Offering Price
Under $50,000	4.75%	4.99%	4.25%

$50,000 but under $100,000	4.50%	4.71%	4.00%

$100,000 but under $250,000	3.50%	3.63%	3.00%

$250,000 but under $500,000	2.50%	2.56%	2.25%

$500,000 but under $1,000,000	2.00%	2.04%	1.75%

$1,000,000 and above	None **	None	None

*	Offering Price includes the initial sales charge.
**	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Fund and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

As of the date of this SAI, Janus Distributors did not receive any underwriting commissions from the Fund because the Fund is new.

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Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares
Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by the Fund or its authorized agent.

Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, and Class S Share 12b-1 plans and, from Class A Shares and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the “Distribution and Shareholder Servicing Plans” and “Redemptions” sections, respectively, of this SAI.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Class A Shares and Class S Shares
As described in the Prospectuses, Class A Shares and Class S Shares have each adopted distribution and shareholder servicing plans (the “Class A Plan” and “Class S Plan,” respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares of the Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A Shares or Class S Shares of the Fund, including but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A Shares and Class S Shares to prospective and existing investors; providing educational materials regarding Class A Shares and Class S Shares; providing facilities to answer questions from prospective and existing investors about the Fund; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A Shares and Class S Shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which “service fees” may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. (“FINRA”) Conduct Rules. Payments under the Plans are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Janus Distributors, the Fund’s distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers. On December 5, 2008, the Trustees unanimously approved a distribution plan with respect to each of the Class A Shares and Class S Shares, which became effective on July 6, 2009.

Class C Shares
As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the “Class C Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in the sale of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which “service fees” may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. On December 5, 2008, the Trustees unanimously approved the Class C Plan, which became effective on July 6, 2009.

The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (“12b-1 Trustees”). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

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Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

As of the date of this SAI, Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, and Class S Shares of the Fund because the Fund is new.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and, in certain circumstances, Class I Shares may be redeemed directly with the Fund. Certain designated organizations are authorized to receive redemption orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of the Fund, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Fund for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Class A Shares
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Class C Shares
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares. As of the date of this SAI, Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares and Class C Shares because the Fund is new.

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Processing or Service Fees
Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

It is a policy of the Fund’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares dividends daily and makes monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month.

The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.

All income dividends and capital gains distributions, if any, on the Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.

Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Fund that qualifies under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

The Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of the Fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Fund’s performance.

Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

  57

Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Fund were owned by Janus Capital or an affiliate, which provided seed capital for the Fund.

58

Miscellaneous information

The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers [          ] series of shares, known as “Funds.” Each Fund presently offers interests in different classes of shares as described in the table below. [To be updated by Amendment]

	Class A	Class C	Class D	Class I	Class L	Class R	Class S	Class T
Fund	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
INTECH Risk-Managed Core Fund	x	x	x	x			x	x
INTECH Risk-Managed Growth Fund	x	x		x			x	x
INTECH Risk-Managed International Fund	x	x		x			x	x
INTECH Risk-Managed Value Fund	x	x		x			x	x
Janus Balanced Fund	x	x	x	x		x	x	x
Janus Conservative Allocation Fund	x	x	x	x			x	x
Janus Contrarian Fund	x	x	x	x		x	x	x
Janus Dynamic Allocation Fund	x	x		x			x	x
Janus Emerging Markets Fund	x	x	x	x			x	x
Janus Enterprise Fund	x	x	x	x		x	x	x
Janus Flexible Bond Fund	x	x	x	x		x	x	x
Janus Forty Fund	x	x		x		x	x	x
Janus Fund	x	x	x	x		x	x	x
Janus Global Bond Fund	x	x	x	x			x	x
Janus Global Life Sciences Fund	x	x	x	x			x	x
Janus Global Real Estate Fund	x	x	x	x			x	x
Janus Global Research Fund	x	x	x	x			x	x
Janus Global Select Fund	x	x	x	x		x	x	x
Janus Global Technology Fund	x	x	x	x			x	x
Janus Government Money Market Fund			x					x
Janus Growth Allocation Fund	x	x	x	x			x	x
Janus Growth and Income Fund	x	x	x	x		x	x	x
Janus High-Yield Fund	x	x	x	x		x	x	x
Janus International Equity Fund	x	x	x	x		x	x	x
Janus Long/Short Fund	x	x		x		x	x	x
Janus Moderate Allocation Fund	x	x	x	x			x	x
Janus Money Market Fund			x					x
Janus Overseas Fund	x	x	x	x		x	x	x
Janus Research Core Fund	x	x	x	x		x	x	x
Janus Research Fund	x	x	x	x			x	x
Janus Short-Term Bond Fund	x	x	x	x			x	x
Janus Triton Fund	x	x	x	x		x	x	x
Janus Twenty Fund			x					x
Janus Venture Fund			x					x
Janus Worldwide Fund	x	x	x	x		x	x	x
Perkins Global Value Fund	x	x	x	x			x	x
Perkins Large Cap Value Fund	x	x	x	x			x	x
Perkins Mid Cap Value Fund	x	x	x	x	x	x	x	x
Perkins Small Cap Value Fund	x	x	x	x	x	x	x	x
Perkins Value Plus Income Fund	x	x	x	x			x	x

  59

On July 6, 2009, as a result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain funds noted above assumed the assets and liabilities of the corresponding Janus Adviser Series fund.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name “Janus” as soon as reasonably practicable.

Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize the Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the shares then outstanding. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

60

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be updated by amendment]

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

  61

Financial statements

No financial statements are available for the Fund because the Fund is new.

62

Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated ‘BB’, but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

FITCH, INC.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

64

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

Other Short-Term Debt Securities
Prime-1 and Prime-2 are the two highest ratings assigned by Moody’s Investors Service, Inc. (“Moody’s”) for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by Standard & Poor’s Ratings Services (“S&P”). Moody’s uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody’s have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody’s have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

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janus.com

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                                 ▼ [               ]

Subject to Completion
Preliminary Statement of Additional Information Dated October 15, 2010

	Class A Shares Ticker	Class C Shares Ticker	Class D Shares† Ticker	Class I Shares Ticker	Class S Shares Ticker	Class T Shares Ticker
Global & International
Janus Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Janus Investment Fund

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares (collectively, the “Shares”) of the Fund listed above, which is a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC (“Janus Capital”) is the investment adviser of the Fund.

This SAI is not a Prospectus and should be read in conjunction with the Fund’s Prospectuses dated [          ], and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectuses. The Annual and Semiannual Reports (as they become available) contain important financial information about the Fund, and are available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

† Class D Shares are closed to new investors.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	31

Custodian, Transfer Agent, and Certain Affiliations	37

Portfolio Transactions and Brokerage	39

Trustees and Officers	41

Shares of the Trust	52
Net Asset Value Determination	52
Purchases	52
Distribution and Shareholder Servicing Plans	54
Redemptions	55

Income Dividends, Capital Gains Distributions, and Tax Status	57

Principal Shareholders	58

Miscellaneous Information	59
Shares of the Trust	60
Shareholder Meetings	60
Voting Rights	60
Master/Feeder Option	61
Independent Registered Public Accounting Firm	61
Registration Statement	61

Financial Statements	62

Appendix A	63
Explanation of Rating Categories	63

  1

Classification, investment policies and restrictions,
and investment strategies and risks

JANUS INVESTMENT FUND

This Statement of Additional Information includes information about Janus Emerging Markets Fund (the “Fund”), which is a series of the Trust, an open-end, management investment company.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. The Fund is classified as diversified.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Fund.

(1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

The Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of the Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition,

2

the Fund may engage in short sales other than against the box, which involve selling a security that the Fund borrows and does not own. The Trustees may impose limits on the Fund’s investments in short sales, as described in the Fund’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Fund does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Fund may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Fund’s policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC. The Fund may change the source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT STRATEGIES AND RISKS

Diversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is

  3

classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position
As discussed in the Prospectuses, the Fund’s cash position may temporarily increase under various circumstances. Securities that the Fund may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. The Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to “Investment Company Securities.”)

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Fund. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Fund’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund to decline.

The Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. The Fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. The Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Fund may not be able to sell such investments when the portfolio managers deem it appropriate to do so due to restrictions on their sale. In addition, the Fund may be forced to sell its venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Fund may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in the Fund’s NAV.

Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in

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affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. To the extent cash collateral is invested in cash management vehicles, the cash collateral will be subject to the same risks that shareholders experience when investing in such other funds or investment vehicles. These risks may include the impact of significant fluctuations in assets as a result of the securities lending program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other vehicles and liquidity issues that may delay the return of the cash collateral and cause the Funds to violate its agreement to return the cash collateral to a borrower. As the adviser to the Fund and cash management vehicles in which the cash collateral may be invested, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the cash management vehicles. Further, Janus Capital may receive an investment advisory fee for managing certain affiliated cash management vehicles and therefore may have an incentive to allocate better investment opportunities to vehicles in which it is receiving a fee.

Equity Securities
The Fund may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from

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call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Foreign Securities
The Fund will invest in foreign securities, particularly “emerging markets,” either indirectly through various derivative instruments (including, but not limited to, total return swap agreements, participatory notes, depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets. Investments in foreign securities, including those of foreign governments and particularly emerging markets, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

Geographical Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. The Fund will invest at least 80% of its net assets in companies from one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes

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risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, the Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of the Fund’s investments by country is contained in the Fund’s shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales
The Fund may engage in “short sales against the box.” This technique involves either selling short a security that the Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio managers anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, the Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which

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may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund’s ability to invest in short sales may be limited, as described in the Fund’s Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, the Fund may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because the Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. The Fund may obtain such cash from selling other portfolio holdings, which may cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by the Fund, to reduce the assets to which Fund expenses could be allocated, and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or

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not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers will consider estimated prepayment rates in calculating the average-weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Fund’s investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Fund also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, the Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore

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the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Fund’s Prospectuses may apply.

Investment Company Securities
From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Fund may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Fund invests in money market funds or other funds, the Fund will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Fund and the money market funds or other funds or investment vehicles in which the Fund may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Fund and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Fund’s total return. The Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may

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also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund’s Prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Fund may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Fund may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Fund will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

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Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Fund will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers incorrectly forecast such movements, the Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, the Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent the Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties

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whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose the Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund’s portfolio, although the Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
Certain funds may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by a fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a fund, maintained in a segregated account. To the extent that a fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a fund foregoes principal and interest paid on the mortgage-backed security. A fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans
Certain funds may invest in bank loans (no more than 20% of a fund’s total assets), which include institutionally traded floating rate securities.

Bank loans, which include institutionally traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose

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financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. A fund generally invests in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

When a fund purchases an assignment, a fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If a fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a fund to receive scheduled interest or principal payments may adversely affect the income of a fund and may likely reduce the value of its assets, which would be reflected by a reduction in a fund’s NAV.

The borrower of a loan in which a fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to a fund.

Floating Rate Loans
Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as a fund, and the agent may determine to waive certain covenants contained in the loan agreement that a fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, a fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a fund’s net asset value as a result of changes in interest rates. A fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While a fund generally expects to invest in fully funded term loans, certain of the loans in which a fund may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a fund invests in revolving loans and delayed draw term loans, a fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a fund to increase its investment in a particular floating rate loan when it otherwise

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would not have done so. Further, a fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. A fund may receive fees such as covenant waiver fees or prepayment penalty fees. A fund may pay fees such as facility fees. Such fees may affect a fund’s return.

A fund does not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as a fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a fund’s holdings. To the extent required by applicable law, Janus Capital’s ability to trade in these loans for the account of a fund could potentially be limited by its possession of such information, which could have an adverse effect on a fund by, for example, preventing a fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other floating rate securities
A fund may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, the Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Service and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). Under normal circumstances, the Fund will limit its investments in such bonds to 35% or less of its net assets.

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

The Fund may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in the Fund’s limit on investments in bonds rated below investment grade unless its portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund’s portfolio managers will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

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Defaulted Securities
The Fund may hold defaulted securities if the portfolio managers believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in the Fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Fund generally will purchase securities for which its portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Fund will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.

Futures, Options, and Other Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

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Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Fund. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

The Fund may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Fund has claimed exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Fund may also use this technique with respect to an individual company’s stock. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to

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cover the Fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Fund holds an individual company’s stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If the Fund owns interest rate sensitive securities and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the Fund’s interest rate futures contract would increase, thereby keeping the NAV of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of the Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all

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cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. A purchased option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Fund does not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund’s principal uses of forward foreign currency exchange contracts (“forward currency contracts”). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed

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price (which may be in U.S. dollars or a foreign currency). The Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”).

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund’s currency exposure from one foreign currency to another removes the Fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio managers’ projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

In general, the Fund covers outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of the Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund’s commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract, or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund’s ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

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The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is “covered” if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund’s custodian.

The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting the Fund to

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liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict the Fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Fund may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Fund may write and buy options on the same types of securities that the Fund may purchase directly. The Fund may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

The Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. The Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. The Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is

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greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with its custodian.

The Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

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The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

The Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange (“NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Fund may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Fund may also purchase and write OTC options on foreign securities indices.

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The Fund may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Fund may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Fund generally will only purchase or write such an option if Janus Capital believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless Janus Capital believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers may be forced to liquidate portfolio securities to meet settlement obligations. The Fund’s activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, the Fund may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Fund. The Fund may use exotic options to the extent that they are consistent with the Fund’s investment objective and investment policies, and applicable regulations.

The Fund may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Fund may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. The Fund may enter

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into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If the Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, the Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

The Fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by the Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. The Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller in a credit default transaction would be the notional amount of the agreement. The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a

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credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

The Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

The Fund investing in CDXs is normally only permitted to take long positions in these instruments. The Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. The Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, the Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify the Fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of the Fund’s net assets, when combined with all other illiquid investments of the Fund.

PORTFOLIO TURNOVER

As of the date of this SAI, portfolio turnover rates are not available for the Fund because the Fund is new.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

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•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares).

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH Investment Management LLC, and its products. [To be updated by Amendment]

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Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
Axioma Inc.	Daily	Current
Barclays Capital Inc.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Bowne & Company Inc.	Daily	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Consulting Services Group, LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
Eagle Investment Systems Corp.	As needed	Current
Eaton Vance Management	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Semi-annually	5 days
Moody’s Investors Service Inc.	Weekly	7 days or more
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Olmstead Associates, Inc.	Daily	Current
Omgeo LLC	Daily	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current

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Name	Frequency	Lag Time
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
SimCorp USA, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Yield Book Inc.	Daily	Current
Tower Investment	As needed	30 days
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separate accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund’s portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund’s portfolio holdings disclosure policies.

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Investment adviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund’s investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Fund of compensation payable to the Fund’s Chief Compliance Officer and compliance staff) and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the members of the Board of Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders’ meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund’s transfer agent.

The Fund’s Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

A discussion regarding the basis for the Trustees’ approval of the Fund’s Investment Advisory Agreement will be included in the Fund’s next annual or semiannual report to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, free of charge, on janus.com/info (or janus.com/reports if you hold Class D Shares).

The Fund pays a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the annual rate of [     ]%. [To be updated by Amendment]

EXPENSE LIMITATION

Janus Capital agreed by contract to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding distribution and shareholder servicing fees (12b-1) applicable to Class A Shares, Class C Shares, and Class S Shares, the administrative services fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how this expense limit affects the total expenses of each class of the Fund, refer to the “Fees and Expenses of the Fund” table in the Fund Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Fund, Janus Capital has agreed to continue such waiver until at least [               ]. [To be updated by Amendment]

Expense Limit
Fund Name	Percentage (%)
Janus Emerging Markets Fund	[ ]

Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to the Fund, with the exceptions previously noted, exceed the percentages stated.

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As of the date of this SAI, no advisory fees were paid because the Fund is new.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Class A Shares and Class C Shares
In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are AIG Advisor Group, Inc. and its broker-dealer subsidiaries; Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Morgan Stanley Smith Barney, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wells Fargo Advisors, LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

In addition, from their own assets, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries’ fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from the Fund’s assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and when considering which share class of the Fund is most appropriate for you.

Class I Shares, Class S Shares, and Class T Shares
Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, considering which share class of the Fund is most appropriate for you.

All Share Classes
Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings,

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and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings (“IPOs”), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers believe the IPO is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group (“IPO Group”) based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization (“IPO Classification”) of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers’ account group among all participating portfolio managers. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account’s assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers’ original indication/target filled in the aftermarket unless instructed by the portfolio managers to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

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Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

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PROXY VOTING POLICIES AND PROCEDURES

The Fund’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Fund’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”).

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital’s portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to work with Janus Capital’s portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital’s Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

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Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

General Corporate Issues
Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

Janus Services LLC (“Janus Services”), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between Janus Services and the Fund, Janus Services may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. Janus Capital and its affiliates benefit from an increase in assets that may result from such relationships.

Class D Shares of the Fund pays an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of the Fund for shareholder services provided by Janus Services.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares and Class T Shares of the Fund for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

As of the date of this SAI, Janus Services did not receive any administrative services fees from Class D Shares, Class S Shares, or Class T Shares of the Fund because the Fund is new.

Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the fees charged by certain intermediaries for administrative services including, but not limited to, recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems or those processed on a manual basis by Janus Services.

Through Janus Services, the Fund pays DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any transfer agency fees paid to Janus Services. The Fund also uses and pays for DST systems to track and process redemption fees and contingent deferred sales charges. These fees are only charged to classes of the Fund with redemption fees or contingent deferred sales charges, as applicable.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors’ registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor

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sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions for the Fund. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds’ Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third-parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

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Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

As of the date of this SAI, the Fund did not pay any brokerage commissions because the Fund is new.

Brokerage commissions paid by the Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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Trustees and officers

[To be updated by Amendment]

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Pursuant to the Fund’s Governance Procedures and Guidelines, Trustees are required to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of [  ] series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund’s Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	[ ]	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Jerome S. Contro 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	11/05-Present	General partner of Crosslink Capital, a private investment firm (since 2008). Formerly, partner of Tango Group, a private investment firm (1999-2008).	[ ]	Formerly, Director of Envysion, Inc. (internet technology), Lijit Networks, Inc. (internet technology), LogRhythm Inc. (software solutions), IZZE Beverages, Ancestry.com, Inc. (genealogical research website), and Trustee and Chairman of RS Investment Trust.

John W. McCarter, Jr. 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	6/02-Present	President, Trustee Emeritus, and Chief Executive Officer of The Field Museum of Natural History (Chicago, IL) (since 1996).	[ ]	Chairman of the Board and Director of Divergence Inc. (biotechnology firm); Director of W.W. Grainger, Inc. (industrial distributor); Trustee of WTTW (Chicago public television station) and the University of Chicago; Regent, Smithsonian Institution; and Member of the Board of Governors for Argonne National Laboratory.

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

John P. McGonigle 151 Detroit Street Denver, CO 80206 DOB: 1955	Trustee	6/10-Present	Formerly, Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (1989-2006).	[ ]	Trustee of PayPal Funds (since 2008). Formerly, Director of Charles Schwab International Holdings (a brokerage service division for joint ventures outside the U.S.) (1999-2006).

Dennis B. Mullen 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	2/71-Present	Formerly, Chief Executive Officer of Red Robin Gourmet Burgers, Inc. (2005-2010). Formerly, private investor.	[ ]*	Director of Janus Capital Funds Plc (Dublin-based, non-U.S. funds). Formerly, Chairman of the Board (2005-2010) and Director (2002-2010) of Red Robin Gourmet Burgers, Inc. (RRGB).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	[ ]	Director of Red Robin Gourmet Burgers, Inc. (RRGB).

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products).	[ ]	None

Martin H. Waldinger 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	8/69-Present	Private investor and Consultant to California Planned Unit Developments (since 1994). Formerly, CEO and President of Marwal, Inc. (homeowner association management company).	[ ]	None

*	Mr. Mullen also serves as director of Janus Capital Funds Plc, an offshore product, consisting of 17 funds. Including Janus Capital Funds Plc and the [ ] funds comprising the Janus funds, Mr. Mullen oversees [ ] funds.

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	[ ]	Director of Wal-Mart, The Field Museum of Natural History (Chicago, IL), Children’s Memorial Hospital (Chicago, IL), Chicago Council on Global Affairs, and InnerWorkings (U.S. provider of print procurement solutions to corporate clients).

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Wahid Chammas 151 Detroit Street Denver, CO 80206 DOB: 1975	[Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund]	[ ]-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Matt Hochstetler 151 Detroit Street Denver, CO 80206 DOB: 1979	[Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund]	[ ]-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President, Chief Marketing Officer, and Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc. and Janus Capital; Executive Vice President, and Head of Intermediary Distribution, Global Marketing and Product of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, President (2002-2007) and Director (2000-2007) of The Janus Foundation; President (2004-2006) of Janus Services LLC; and Senior Vice President (2003-2005) of Janus Capital Group Inc. and Janus Capital.

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC. Formerly, Assistant Vice President of Janus Capital and Janus Distributors LLC (2006).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008) and INTECH Investment Management LLC (2003-2005); and Vice President of Janus Capital (2000-2005) and
Janus Services LLC (2004-2005).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital. Formerly, Director of Financial Reporting for OppenheimerFunds, Inc. (2004-2005).

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee prior to the Trustee’s election in 2010, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on their specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

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Jerome S. Contro: General Partner in private investment firms, service on multiple corporate boards, and a Fund Independent Trustee since 2005.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

John W. McCarter, Jr.: President and CEO of large non-profit organization, service on multiple corporate and non-profit boards, and a Fund Independent Trustee since 2002.

John P. McGonigle: Service in multiple capacities with a leading financial services firm, including as Head of Mutual Funds and Asset Management, as an independent trustee of a money market fund, and a Fund Independent Trustee since 2010.

Dennis B. Mullen: Chairman of the Board and CEO of NASDAQ-listed company, director of off-shore fund complex, and a Fund Independent Trustee since 1971 and Independent Chairman of the Board of Trustees from 2004 to 2007.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.

William D. Stewart: Corporate vice-president of a NASDAQ-listed industrial manufacturer, and a Fund Independent Trustee since 1984.

Martin H. Waldinger: Service as CEO of a homeowner association management company, and a Fund Independent Trustee since 1969.

Linda S. Wolf: Service as Chairman and CEO of a global advertising firm, service on multiple corporate and non-profit boards, and a Fund Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and the funds’ subadvisers. The Trustees are also responsible for determining or changing each Janus fund’s investment objective, policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

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Committees of the Board
The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table: [To be updated by Amendment]

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year(1)

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	Jerome S. Contro (Chair) John W. McCarter, Jr. Dennis B. Mullen

Brokerage Committee(2)	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) John P. McGonigle William D. Stewart Martin H. Waldinger

Investment Oversight Committee(2)	Oversees the investment activities of the Trust’s non-money market funds.	William F. McCalpin (Chair) Jerome S. Contro John W. McCarter, Jr. John P. McGonigle Dennis B. Mullen James T. Rothe William D. Stewart Martin H. Waldinger Linda S. Wolf

Legal and Regulatory Committee(2)	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin John P. McGonigle

Money Market Committee(2)	Reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	John P. McGonigle (Chair) Jerome S. Contro William D. Stewart Martin H. Waldinger

Nominating and Governance Committee(2)	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of and proposed changes to Trustee compensation.	Dennis B. Mullen (Chair) William F. McCalpin James T. Rothe

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf

(1)	The Fund commenced operations on [ ].

(2)	Prior to June 24, 2010, members of the Brokerage Committee included James T. Rothe as Chair, Jerome S. Contro, and Martin H. Waldinger; members of the Investment Oversight Committee included Dennis B. Mullen as Chair, Jerome S. Contro, William F. McCalpin, John W. McCarter, Jr., James T. Rothe, William D. Stewart, Martin H. Waldinger, and Linda S. Wolf; members of the Legal and Regulatory Committee included Linda S. Wolf as Chair, William F. McCalpin, and William D. Stewart; members of the Money Market Committee included Jerome S. Contro as Chair, James T. Rothe, and Martin H. Waldinger; and members of the Nominating and Governance Committee included John W. McCarter, Jr. as Chair, William F. McCalpin, and Dennis B. Mullen.

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Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the Janus funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the Janus funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the Janus funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the Janus funds to additional risk or adversely impact the ability of Janus Capital to provide services to the Janus funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Fund that the Trustees own and which is described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised

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by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2009. [To be updated by Amendment]

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	None	Over $100,000

Jerome S. Contro	None	Over $100,000(1)

John W. McCarter, Jr.	None	Over $100,000

John P. McGonigle	None	Over $100,000

Dennis B. Mullen	None	Over $100,000(1)

James T. Rothe	None	Over $100,000

William D. Stewart	None	Over $100,000

Martin H. Waldinger	None	Over $100,000(1)

Linda S. Wolf	None	Over $100,000(1)

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”). [To be updated by Amendment]

	Aggregate	Total
	Compensation from	Compensation from
	the Fund for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	September 30, 2010(1)	December 31, 2009(2)(3)
Independent Trustees

William F. McCalpin, Chairman and Trustee(4)	N/A	$376,000

Jerome S. Contro, Trustee(5)	N/A	$305,500

John W. McCarter, Jr., Trustee(5)	N/A	$300,750

John P. McGonigle, Trustee(6)	N/A	N/A

Dennis B. Mullen, Trustee(5)	N/A	$328,661

James T. Rothe, Trustee(5)	N/A	$312,750

William D. Stewart, Trustee(5)	N/A	$296,750

Martin H. Waldinger, Trustee	N/A	$267,000

Linda S. Wolf, Trustee(5)	N/A	$273,750

(1)	Since the Fund is new, no fees were paid during the fiscal year ended September 30, 2010. The aggregate compensation paid by the Fund is estimated for the period ending September 30, 2011 as follows: William F. McCalpin $[ ]; Jerome S. Contro $[ ]; John W. McCarter, Jr. $[ ]; John P. McGonigle $[ ]; Dennis B. Mullen $[ ]; James T. Rothe $[ ]; William D. Stewart $[ ]; Martin H. Waldinger $[ ]; and Linda S. Wolf $[ ].

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(2)	For all Trustees (with the exception of John P. McGonigle), includes compensation for service on the boards of three Janus trusts (the Trust, Janus Adviser Series, and Janus Aspen Series), for the period January 1, 2009 to July 2, 2009, comprised of 68 portfolios, and for two trusts (the Trust and Janus Aspen Series) from July 2, 2009 to December 31, 2009, comprised of 52 portfolios. In addition, Mr. Mullen’s compensation includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 17 portfolios.

(3)	Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Jerome S. Contro $[ ]; Martin H. Waldinger $[ ]; and Linda S. Wolf $[ ].

(4)	Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(5)	Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees.
(6)	At a Special Meeting of Shareholders on June 10, 2010, John P. McGonigle was elected as a new Trustee. Prior to such election, Mr. McGonigle was a consultant to the Trustees and was paid by the Trust in this capacity. Mr. McGonigle did not receive any compensation from the Janus Funds as of the calendar year ended December 31, 2009.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
The following table provides information relating to other accounts managed by the portfolio managers as of [          ]. No accounts included in the totals listed below have a performance-based advisory fee. [To be updated by Amendment]

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Wahid Chammas	Number of Other Accounts Managed
Assets in Other Accounts Managed
Matt Hochstetler	Number of Other Accounts Managed
Assets in Other Accounts Managed

Material Conflicts
As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other unregistered products. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital.”

Janus Capital is the adviser to the Fund and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Fund, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” to the Fund. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Fund, as well as knowledge of, and potential impact on, investment strategies and techniques of the Fund. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of [          ].

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Portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins Investment Management LLC may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds’ performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is determined from a certain percentage of revenue derived from firm-wide managed assets (excluding assets managed by subadvisers). The aggregate compensation in the analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria. The analyst compensation pool is subject to a reduction in the event of absolute negative performance at the discretion of Janus Capital.

CIO Variable Compensation: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

The Fund’s Lipper peer group for compensation purposes is shown in the following table: [To be updated by Amendment]

Fund Name	Lipper Peer Group
Janus Emerging Markets Fund	[ ]

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OWNERSHIP OF SECURITIES

Since the Fund is new, the Fund’s portfolio managers did not own Shares of the Fund as of the date of this SAI. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Fund.

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Fund’s Prospectuses, the net asset value (“NAV”) of the Shares of each class of the Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of the Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Fund and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Fund may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund’s NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the Fund’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

PURCHASES

With the exception of Class D Shares and Class I Shares, Shares of the Fund can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Fund in certain circumstances as provided in the Fund’s Prospectuses. Not all financial intermediaries offer all classes. Shares or classes of the Fund may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers’ advice, which are on top of the Fund’s expenses. Certain Shares or classes of the Fund may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund “supermarket” programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

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Certain designated organizations are authorized to receive purchase orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Fund’s Prospectuses will provide you with detailed information about investing in the Fund.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Class A Shares
The price you pay for Class A Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust’s distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

	Sales Charge as a	Sales Charge as a	Amount of Sales Charge Reallowed
	Percentage of	Percentage of Net	to Financial Intermediaries as a
Amount of Purchase at Offering Price	Offering Price*	Amount Invested	Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%

$50,000 but under $100,000	4.50%	4.71%	3.75%

$100,000 but under $250,000	3.50%	3.63%	2.75%

$250,000 but under $500,000	2.50%	2.56%	2.00%

$500,000 but under $1,000,000	2.00%	2.04%	1.60%

$1,000,000 and above	None **	None	None

*	Offering Price includes the initial sales charge.
**	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Fund and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

As of the date of this SAI, Janus Distributors did not receive any underwriting commissions from the Fund because the Fund is new.

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Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares
Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by the Fund or its authorized agent.

Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, and Class S Share 12b-1 plans and, from Class A Shares and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the “Distribution and Shareholder Servicing Plans” and “Redemptions” sections, respectively, of this SAI.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Class A Shares and Class S Shares
As described in the Prospectuses, Class A Shares and Class S Shares have each adopted distribution and shareholder servicing plans (the “Class A Plan” and “Class S Plan,” respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares of the Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A Shares or Class S Shares of the Fund, including but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A Shares and Class S Shares to prospective and existing investors; providing educational materials regarding Class A Shares and Class S Shares; providing facilities to answer questions from prospective and existing investors about the Fund; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A Shares and Class S Shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which “service fees” may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. (“FINRA”) Conduct Rules. Payments under the Plans are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Janus Distributors, the Fund’s distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers. On December 5, 2008, the Trustees unanimously approved a distribution plan with respect to each of the Class A Shares and Class S Shares, which became effective on July 6, 2009.

Class C Shares
As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the “Class C Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in the sale of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which “service fees” may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. On December 5, 2008, the Trustees unanimously approved the Class C Plan, which became effective on July 6, 2009.

The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (“12b-1 Trustees”). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

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Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

As of the date of this SAI, Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, and Class S Shares of the Fund because the Fund is new.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and, in certain circumstances, Class I Shares may be redeemed directly with the Fund. Certain designated organizations are authorized to receive redemption orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of the Fund, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Fund for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Class A Shares
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Class C Shares
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares. As of the date of this SAI, Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares and Class C Shares because the Fund is new.

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Class D Shares, Class I Shares, Class S Shares, and Class T Shares
A redemption fee of 2.00% will be deducted from a shareholder’s redemption proceeds with respect to Class D Shares, Class I Shares, Class S Shares, and Class T Shares of the Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectuses.

Processing or Service Fees
Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

It is a policy of the Fund’s Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares and makes annual distributions of income (if any).

The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.

All income dividends and capital gains distributions, if any, on the Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.

Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Fund that qualifies under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

The Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If the Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of the Fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Fund’s performance.

Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

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Principal shareholders

As of the date of this SAI, all of the outstanding Shares of the Fund were owned by Janus Capital or an affiliate, which provided seed capital for the Fund.

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Miscellaneous information

The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers [          ] series of shares, known as “Funds.” Each Fund presently offers interests in different classes of shares as described in the table below. [To be updated by Amendment]

	Class A	Class C	Class D	Class I	Class L	Class R	Class S	Class T
Fund	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
INTECH Risk-Managed Core Fund	x	x	x	x			x	x
INTECH Risk-Managed Growth Fund	x	x		x			x	x
INTECH Risk-Managed International Fund	x	x		x			x	x
INTECH Risk-Managed Value Fund	x	x		x			x	x
Janus Balanced Fund	x	x	x	x		x	x	x
Janus Conservative Allocation Fund	x	x	x	x			x	x
Janus Contrarian Fund	x	x	x	x		x	x	x
Janus Dynamic Allocation Fund	x	x		x			x	x
Janus Emerging Markets Fund	x	x	x	x			x	x
Janus Enterprise Fund	x	x	x	x		x	x	x
Janus Flexible Bond Fund	x	x	x	x		x	x	x
Janus Forty Fund	x	x		x		x	x	x
Janus Fund	x	x	x	x		x	x	x
Janus Global Bond Fund	x	x	x	x			x	x
Janus Global Life Sciences Fund	x	x	x	x			x	x
Janus Global Real Estate Fund	x	x	x	x			x	x
Janus Global Research Fund	x	x	x	x			x	x
Janus Global Select Fund	x	x	x	x		x	x	x
Janus Global Technology Fund	x	x	x	x			x	x
Janus Government Money Market Fund			x					x
Janus Growth Allocation Fund	x	x	x	x			x	x
Janus Growth and Income Fund	x	x	x	x		x	x	x
Janus High-Yield Fund	x	x	x	x		x	x	x
Janus International Equity Fund	x	x	x	x		x	x	x
Janus Long/Short Fund	x	x		x		x	x	x
Janus Moderate Allocation Fund	x	x	x	x			x	x
Janus Money Market Fund			x					x
Janus Overseas Fund	x	x	x	x		x	x	x
Janus Research Core Fund	x	x	x	x		x	x	x
Janus Research Fund	x	x	x	x			x	x
Janus Short-Term Bond Fund	x	x	x	x			x	x
Janus Triton Fund	x	x	x	x		x	x	x
Janus Twenty Fund			x					x
Janus Venture Fund			x					x
Janus Worldwide Fund	x	x	x	x		x	x	x
Perkins Global Value Fund	x	x	x	x			x	x
Perkins Large Cap Value Fund	x	x	x	x			x	x
Perkins Mid Cap Value Fund	x	x	x	x	x	x	x	x
Perkins Small Cap Value Fund	x	x	x	x	x	x	x	x
Perkins Value Plus Income Fund	x	x	x	x			x	x

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On July 6, 2009, as a result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain funds noted above assumed the assets and liabilities of the corresponding Janus Adviser Series fund.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name “Janus” as soon as reasonably practicable.

Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize the Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least 10% of the shares then outstanding. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

The Trustees of the Trust were elected at a Special Meeting of Shareholders on June 10, 2010. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

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MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be updated by Amendment]

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

No financial statements are available for the Fund because the Fund is new.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated ‘BB’, but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

FITCH, INC.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

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MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

Other Short-Term Debt Securities

Prime-1 and Prime-2 are the two highest ratings assigned by Moody’s Investors Service, Inc. (“Moody’s”) for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by Standard & Poor’s Ratings Services (“S&P”). Moody’s uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody’s have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody’s have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

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janus.com

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

JANUS INVESTMENT FUND
PART C — OTHER INFORMATION
ITEM 28. Exhibits

Exhibit (a) — Articles of Incorporation

(a)(1)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(a)(2)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(a)(3)	Form of Certificate of Establishment and Designation for Janus Research Fund and Janus Explorer Fund is incorporated herein by reference to Exhibit 1(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(a)(4)	Certificate Redesignating Janus Explorer Fund is incorporated herein by reference to Exhibit 1(ll) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(a)(5)	Certificate Redesignating Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(a)(6)	Form of Certificate of Establishment and Designation of Janus Smart Portfolios is incorporated herein by reference to Exhibit 1(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(a)(7)	Form of Certificate Redesignating Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(a)(8)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(9)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(10)	Certificate Redesignating Janus Core Equity Fund is incorporated herein by reference to Exhibit 1(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(a)(11)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(qq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(a)(12)	Certificate Redesignating Janus Mercury Fund is incorporated herein by reference to Exhibit 1(tt) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(a)(13)	Certificate Redesignating Janus Research Fund is incorporated herein by reference to Exhibit 1(uu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(a)(14)	Certificate Redesignating Janus Mid Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(vv) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(15)	Certificate Redesignating Janus Small Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(ww) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(16)	Amendment to Certificate Redesignating Janus Mid Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(xx) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(17)	Amendment to Certificate Redesignating Janus Small Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(yy) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(18)	Certificate Redesignating INTECH Risk-Managed Stock Fund, dated February 24, 2009, is incorporated herein by reference to Exhibit 1(zz) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(19)	Certificate Redesignating Janus Fundamental Equity Fund, dated February 24, 2009 is incorporated herein by reference to Exhibit (aaa) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(20)	Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(21)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(22)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(a)(23)	Certificate Redesignating Janus Global Opportunities Fund, dated July 7, 2010, is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(24)	Form of Certificate of Establishment and Designation of Series and Share Classes (Perkins Value Plus Income Fund) is incorporated herein by reference to Exhibit (a)(24) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(25)	Certificate Redesignating Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, and Janus Smart Portfolio — Conservative, dated August 2, 2010, is incorporated herein by reference to Exhibit (a)(25) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(a)(26)	Certificate Redesignating Janus Modular Portfolio Construction Fund is filed herein as Exhibit (a)(26).

(a)(27)	Certificate Redesignating Janus Orion Fund is filed herein as Exhibit (a)(27).

(a)(28)	Certificate of Termination of Janus International Forty Fund is filed herein as Exhibit (a)(28).

Exhibit (b) — By-laws

(b)(1)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(b)(2)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(b)(3)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit (c) — Instruments Defining Rights of Security Holders

(c)(1)	Specimen Stock Certificate for Janus Fund(1) is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(2)	Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(3)	Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(4)	Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(5)	Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(6)	Specimen Stock Certificate for Janus Intermediate Government Securities Fund(1) filed as Exhibit 4(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.

(c)(7)	Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(8)	Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(9)	Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(1)	Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

(c)(10)	Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(11)	Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(12)	Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(13)	Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(14)	Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(15)	Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(16)	Revised Specimen Stock Certificate for Janus Special Situations Fund filed as Exhibit 4(p) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.

(c)(17)	Specimen Stock Certificate for Janus Global Life Sciences Fund filed as Exhibit 4(q) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(c)(18)	Form of Specimen Stock Certificate for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 3(r) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(c)(19)	Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

Exhibit (d) — Investment Advisory Contracts

(d)(1)	Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(2)	Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(3)	Investment Advisory Agreements for Janus Twenty Fund and Janus Venture Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(4)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(5)	Investment Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund, and Janus Short-Term Bond Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(6)	Investment Advisory Agreements for Janus Federal Tax-Exempt Fund and Janus Mercury Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(7)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(8)	Investment Advisory Agreements for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(9)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(10)	Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(11)	Investment Advisory Agreement for Janus Global Life Sciences Fund filed as Exhibit 5(m) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(d)(12)	Form of Investment Advisory Agreement for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(13)	Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(14)	Investment Advisory Agreement for Janus Strategic Value Fund is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(d)(15)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(16)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(17)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Twenty Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(18)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(19)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Balanced Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(u) to Post-Effective
Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(20)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(21)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(22)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Life Sciences Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(23)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(24)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Mercury Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(25)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Strategic Value Fund dated September 14, 1999, is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(26)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Venture Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(27)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(28)	Form of Investment Advisory Agreement for Janus Orion Fund is incorporated herein by reference to Exhibit 4(ff) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

(d)(29)	Form of Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(hh) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

(d)(30)	Form of Amendment dated July 31, 2001 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, as amended January 31, 2000, is incorporated herein by reference to Exhibit 4(ii) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(d)(31)	Form of Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(32)	Form of Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(33)	Form of Investment Advisory Agreement for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(34)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(35)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(36)	Form of Investment Advisory Agreement for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(37)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(38)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(39)	Amendment to Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(d)(40)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(41)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(42)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(43)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(44)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(45)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(46)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(47)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(48)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(49)	Investment Advisory Agreement for Janus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(50)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(51)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(fff) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(52)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(hhh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(53)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(iii) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(54)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(55)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(56)	Investment Advisory Agreement for Janus Small Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(57)	Investment Advisory Agreement for Janus Special Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(58)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(59)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(60)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(61)	Amendment to Investment Advisory Agreement for Janus Special Equity Fund dated September 30, 2004 is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(62)	Investment Advisory Agreement for Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(63)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(64)	Amendment to Investment Advisory Agreement for Janus Explorer Fund is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(d)(65)	Amendment to Investment Advisory Agreement for Janus Flexible Income Fund dated February 28, 2005 is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(66)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Growth is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(67)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Moderate is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(68)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Conservative is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(69)	Investment Advisory Agreement for Janus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(70)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(71)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(72)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(73)	Investment Advisory Agreement for Janus Triton Fund dated December 2, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(74)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(75)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(76)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(77)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(78)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(79)	Investment Advisory Agreement for Janus Contrarian Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(80)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(81)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(82)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(83)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(84)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(85)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(86)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(87)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(88)	Investment Advisory Agreement for Janus Flexible Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(89)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(90)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(91)	Investment Advisory Agreement for Janus Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(92)	Investment Advisory Agreement for Janus Government Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(93)	Sub-Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(94)	Form of Amendment to Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(95)	Form of Amendment to Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(96)	Amendment to Investment Advisory Agreement for Janus Balanced Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(97)	Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(98)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(fffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(99)	Amendment to Investment Advisory Agreement for Janus Enterprise Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(100)	Amendment to Investment Advisory Agreement for Janus Flexible Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(101)	Amendment to Investment Advisory Agreement for Janus Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(102)	Amendment to Investment Advisory Agreement for Janus Global Life Sciences Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(103)	Amendment to Investment Advisory Agreement for Janus Global Opportunities Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(104)	Amendment to Investment Advisory Agreement for Janus Global Technology Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(105)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(106)	Amendment to Investment Advisory Agreement for Janus High-Yield Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ooooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(107)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ppppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(108)	Amendment to Investment Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqqq) to Post-Effective Amendment No. 119, filed on December 19, 2006
(File No. 2-34393).

(d)(109)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrrr) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(110)	Amendment to Investment Advisory Agreement for Janus Overseas Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(sssss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(111)	Amendment to Investment Advisory Agreement for Janus Research Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ttttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(112)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuuu) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(113)	Amendment to Investment Advisory Agreement for Janus Short-Term Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(vvvvv) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(114)	Amendment to Investment Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(wwwww) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(115)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Conservative dated June 14, 2006 is incorporated herein by reference to Exhibit 4(xxxxx) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(116)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Growth dated June 14, 2006 is incorporated herein by reference to Exhibit 4(yyyyy) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(117)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Moderate dated June 14, 2006 is incorporated herein by reference to Exhibit 4(zzzzz) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(118)	Amendment to Investment Advisory Agreement for Janus Triton Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(aaaaaa) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(119)	Amendment to Investment Advisory Agreement for Janus Twenty Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(bbbbbb) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(120)	Amendment to Investment Advisory Agreement for Janus Venture Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(cccccc) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(121)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(dddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(122)	Amendment to Sub-Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(123)	Amendment to Sub-Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ffffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(124)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 30, 2006 is incorporated herein by reference to Exhibit 4(gggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(125)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(iiiiii) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(126)	Amendment to Investment Advisory Agreement for Janus Research Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(jjjjjj) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(127)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund dated January 1, 2008 is incorporated herein by reference to Exhibit 4(kkkkkk) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(d)(128)	Amended and Restated Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(llllll) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(129)	Amended and Restated Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(mmmmmm) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(130)	Sub-Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(nnnnnn) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(131)	Sub-Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(oooooo) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(132)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(132) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(133)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated December 9, 2008, is incorporated herein by reference to Exhibit (d)(133) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(134)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(134) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(135)	Form of Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(135) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(136)	Form of Amendment to Investment Advisory Agreement for Janus Contrarian Fund is incorporated herein by reference to Exhibit (d)(136) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(137)	Form of Amendment to Investment Advisory Agreement for Janus Global Research Fund is incorporated herein by reference to Exhibit (d)(137) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(138)	Form of Amendment to Investment Advisory Agreement for Janus Research Fund is incorporated herein by reference to Exhibit (d)(138) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(139)	Form of Amendment to Investment Advisory Agreement for Janus Worldwide Fund is incorporated herein by reference to Exhibit (d)(139) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(140)	Form of Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund is incorporated herein by reference to Exhibit (d)(140) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(141)	Form of Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(141) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(142)	Form of Amended and Restated Investment Advisory Agreement for Janus Flexible Bond Fund is incorporated herein by reference to Exhibit (d)(142) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(143)	Form of Investment Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(143) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(144)	Form of Investment Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(144) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(145)	Form of Investment Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(145) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(146)	Form of Investment Advisory Agreement for Janus Forty Fund is incorporated herein by reference to Exhibit (d)(146) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(147)	Form of Investment Advisory Agreement for Janus Global Real Estate Fund is incorporated herein by reference to Exhibit (d)(147) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(148)	Form of Investment Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(148) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(149)	Form of Investment Advisory Agreement for Janus International Forty Fund is incorporated herein by reference to Exhibit (d)(149) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(150)	Form of Investment Advisory Agreement for Janus Long/Short Fund is incorporated herein by reference to Exhibit (d)(150) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(151)	Form of Investment Advisory Agreement for Janus Modular Portfolio Construction Fund is incorporated herein by reference to Exhibit (d)(151) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(152)	Form of Investment Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(152) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(153)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(153) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(154)	Form of Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(154) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(155)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(155) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(156)	Form of Sub-Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(156) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(157)	Amended and Restated Investment Advisory Agreement for Janus Forty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(157) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(158)	Amended and Restated Investment Advisory Agreement for Janus Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(158) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(159)	Amended and Restated Investment Advisory Agreement for Janus Global Real Estate Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(159) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(160)	Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(160) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(161)	Amended and Restated Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(161) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(162)	Amended and Restated Investment Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(162) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(163)	Sub-Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(163) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(164)	Form of Investment Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(164) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(165)	Form of Sub-Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(165) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(166)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Conservative dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(166) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(167)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Growth dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(167) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(168)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Moderate dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(168) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(169)	Amendment to Investment Advisory Agreement for Janus Modular Portfolio Construction Fund dated September 15, 2010 is filed herein as Exhibit (d)(169).

(d)(170)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated September 15, 2010 is filed herein as Exhibit (d)(170).

(d)(171)	Form of Investment Advisory Agreement for Janus Emerging Markets Fund is to be filed by Amendment.

(d)(172)	Form of Investment Advisory Agreement for Janus Global Bond Fund is to be filed by Amendment.

Exhibit (e) — Underwriting Contracts

(e)(1)	Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(e)(2)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002
(File No. 2-34393).

(e)(3)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(e)(4)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(e)(5)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)(6)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)(7)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

Exhibit (f) — Bonus or Profit Sharing Contracts (Not Applicable)

Exhibit (g) — Custodian Agreements

(g)(1)	Global Custody Services Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. dated March 15, 1999 is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(g)(2)	Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(3)	Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(4)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(5)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(6)	Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(7)	Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(8)	Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(9)	Amendment to Global Custodial Services Agreement dated January 14, 2005, between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. is incorporated herein by reference to Exhibit 7(jj) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(10)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(11)	Form of Letter Agreement in regards to Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(12)	Form of Letter Agreement with State Street Bank and Trust Company regarding Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 7(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(g)(13)	Letter Agreement in regards to Janus Core Equity Fund, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(g)(14)	Form of Letter Agreement with regard to INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Modular Portfolio Construction Fund, and Perkins Large Cap Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(14) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)(15)	Letter Agreement with regard to Janus Money Market Fund and Janus Government Money Market Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(g)(16)	Form of Letter Agreement with regard to Perkins Value Plus Income Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(16) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

Exhibit (h) — Other Material Contracts

(h)(1)	Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(h)(2)	Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(3)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(4)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(5)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 8(z) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(6)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 8(aa) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(7)	Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(h)(8)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(h)(9)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Explorer Fund is incorporated herein by reference to Exhibit 8(vv) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(10)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(11)	Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(12)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Flexible Income Fund is incorporated herein by reference to Exhibit 8(yy) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(13)	Form of Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(fff) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(14)	Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(h)(15)	Letter Agreement dated April 18, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(lll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(16)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(mmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(17)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(18)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(19)	Letter Agreement dated November 1, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(sss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(20)	Letter Agreement dated December 14, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(21)	Letter Agreement dated December 20, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(22)	Letter Agreement dated February 23, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xxx) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(23)	First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(24)	Letter Agreement dated December 21, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(zzz) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(25)	Letter Agreement dated February 26, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(aaaa) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(26)	Letter Agreement dated August 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(bbbb) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(27)	Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(28)	Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(29)	Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(30)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Adviser funds, is incorporated herein by reference to Exhibit (h)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(31)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(32)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(33)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(33) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(34)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(34) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(35)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(36)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Fund, is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(37)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(37) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(38)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(38) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(39)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(39) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(40)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(41)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(42)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(42) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(43)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(43) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(44)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(44) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(45)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(46)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(46) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(47)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(47) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(48)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(48) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(49)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(49) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(50)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(50) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(51)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(51) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(52)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(52) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(53)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(53) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(54)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(54) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(55)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(55) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(56)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(56) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(57)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(57) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(58)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(58) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(59)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(59) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(60)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(60) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(61)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(61) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(62)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(62) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(63)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(63) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(64)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(64) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(65)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(65) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(66)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(66) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(67)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(67) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(68)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(68) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(69)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(69) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(70)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(70) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(71)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(71) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(72)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(72) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(73)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(73) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(74)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(74) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(75)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(75) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(76)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(76) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(77)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(77) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(78)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Conservative, is incorporated herein by reference to Exhibit (h)(78) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(79)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Growth, is incorporated herein by reference to Exhibit (h)(79) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(80)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Moderate, is incorporated herein by reference to Exhibit (h)(80) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(81)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(81) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(82)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(82) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(83)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(83) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(84)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(84) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(85)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(85) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(86)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(87)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(87) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(88)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(88) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(89)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fundamental Equity Fund, is incorporated herein by reference to Exhibit (h)(89) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(90)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Stock Fund, is incorporated herein by reference to Exhibit (h)(90) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(91)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(91) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(92)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(92) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(93)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(93) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(94)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(94) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(95)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(96)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(96) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(97)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC
is incorporated herein by reference to Exhibit (h)(97) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(98)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(98) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(99)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(99) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(100)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(100) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No.
2-34393).

(h)(101)	Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(102)	Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Opportunities Fund, is incorporated herein by reference to Exhibit (h)(102) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(103)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(103) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(104)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(104) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(105)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(106)	Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(107)	Amendment dated August 2, 2010 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, and Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(107) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(108)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is filed herein as Exhibit (h)(108).

(h)(109)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is filed herein as Exhibit (h)(109).

(h)(110)	Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is filed herein as Exhibit (h)(110).

Exhibit (i) — Legal Opinion

(i)(1)	Opinion and Consent of Messrs. Davis, Graham & Stubbs with respect to shares of Janus Fund is incorporated herein by reference to Exhibit 10(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(2)	Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(3)	Opinion and Consent of Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(i)(4)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(5)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(6)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(7)	Opinion and Consent of Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to Exhibit 10(i) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(8)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(j) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(9)	Opinion and Consent of Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(10)	Opinion and Consent of Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 10(l) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).

(i)(11)	Opinion and Consent of Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

(i)(12)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393).

(i)(13)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund filed as Exhibit 10(p) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(i)(14)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund and Janus Global Technology Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(i)(15)	Opinion and Consent of Counsel with respect to shares of Janus Strategic Value Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(i)(16)	Opinion and Consent of Counsel with respect to shares of Janus Orion Fund is incorporated herein by reference to Exhibit 9(s) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

(i)(17)	Opinion and Consent of Counsel with respect to Janus Global Value Fund is incorporated herein by reference to Exhibit 9(u) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

(i)(18)	Opinion and Consent of Counsel with respect to Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 9(w) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(i)(19)	Opinion and Consent of Counsel with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund dated April 17, 2003, is incorporated herein by reference to Exhibit 9(x) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(i)(20)	Opinion and Consent of Counsel with respect to Janus Explorer Fund and Janus Research Fund is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(i)(21)	Opinion and Consent of Counsel with respect to Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative is incorporated herein by reference to Exhibit 9(z) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

(i)(22)	Opinion and Consent of Counsel with respect to Janus Investment Fund Class A, C, R, S, and I Shares, as applicable, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(23)	Opinion and Consent of Counsel with respect to Janus Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(24)	Opinion and Consent of Counsel with respect to Janus Global Real Estate Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(24) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(25)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Growth Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(25) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(26)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed International Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(26) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(27)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(27) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(28)	Opinion and Consent of Counsel with respect to Janus International Equity Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(28) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(29)	Opinion and Consent of Counsel with respect to Janus International Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(29) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(30)	Opinion and Consent of Counsel with respect to Janus Long/Short Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(31)	Opinion and Consent of Counsel with respect to Janus Modular Portfolio Construction Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(32)	Opinion and Consent of Counsel with respect to Perkins Large Cap Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(33)	Opinion and Consent of Counsel with respect to Perkins Value Plus Income Fund, dated July 30, 2010, is incorporated herein by reference to Exhibit (i)(33) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

Exhibit (j) — Other Opinions

(j)(1)	Consent of PricewaterhouseCoopers LLP is to be filed by Amendment.

Exhibit (k) — Omitted Financial Statements (Not Applicable)

Exhibit (l) — Initial Capital Agreements (Not Applicable)

Exhibit (m) — Rule 12b-1 Plan

(m)(1)	Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(2)	Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(3)	Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(4)	Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

Exhibit (n) — Rule 18f-3 Plan

(n)(1)	Form of plan for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund pursuant to Rule 18f-3 setting forth the separate arrangement and expense allocation of each class of such Funds filed as Exhibit 18 to Post-Effective Amendment No. 66, filed on April 13, 1995 (File No. 2-34393), has been withdrawn.

(n)(2)	Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(b) to Post-Effective Amendment No. 69, filed on September 28, 1995 (File No. 2-34393).

(n)(3)	Amended and Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 78, filed on December 16, 1996 (File No. 2-34393).

(n)(4)	Form of Amended and Restated Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated June 12, 2001 is incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(n)(5)	Rule 18f-3 Plan for Janus Investment Fund with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 14(e) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(n)(6)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(n)(7)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(n)(8)	Form of Rule 18f-3 Plan for Janus Investment Fund with respect to the Money Market Funds is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

Exhibit (o) — Reserved

Exhibit (p) — Codes of Ethics

(p)(1)	Janus Ethics Rules, revised February 18, 2009, are incorporated herein by reference to Exhibit 16(x) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(p)(2)	Form of Janus Ethics Rules, revised July 6, 2009, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(p)(3)	Janus Ethics Rules, revised August 25, 2009, are incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(p)(4)	Janus Ethics Rules, revised January 5, 2010, are incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(p)(5)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

(p)(6)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

(p)(7)	Janus Ethics Rules, revised August 3, 2010, are filed herein as Exhibit (p)(7).

Exhibit (q) — Power of Attorney

(q)(1)	Powers of Attorney dated as of January 1, 2006 are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(q)(2)	Powers of Attorney dated as of March 16, 2007 are incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 121, filed on December 14, 2007 (File No. 2-34393).

(q)(3)	Powers of Attorney dated as of April 11, 2008, are incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(q)(4)	Power of Attorney dated as of June 24, 2010, is incorporated herein by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

ITEM 29. Persons Controlled by or Under Common Control with Registrant
     The Board of Trustees of Janus Investment Fund is the same as that of Janus Aspen Series. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the two Trusts are substantially identical. Nonetheless, Janus Investment Fund takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.
ITEM 30. Indemnification
     Article VI of Janus Investment Fund’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

ITEM 31. Business and Other Connections of Investment Adviser
     The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are also included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.
     The principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Adviser/Affiliated Entity Name and Principal
Name	Business Address	Position(s) with Adviser or Affiliated Entity
Richard M. Weil	Janus Capital Group Inc.(1)	Chief Executive Officer and Director
	Janus Capital Management LLC(1)	Chief Executive Officer
	Janus Management Holdings Corp.(1)	President and Director
	Janus Services LLC(1)	Executive Vice President
	INTECH Investment Management LLC(2)	Working Director
	Perkins Investment Management LLC(3)	Director

Robin C. Beery	Janus Capital Group Inc.(1)	Executive Vice President and Head of Intermediary Distribution, Global Marketing, and Product
	Janus Capital Management LLC(1)	Executive Vice President and Head of Intermediary Distribution, Global Marketing, and Product
	The Janus Foundation(1)	Director
	Janus Services LLC(1)	Executive Vice President and Head of Intermediary Distribution, Global Marketing, and Product
	INTECH Investment Management LLC(2)	Working Director
	Perkins Investment Management LLC(3)	Director

Jonathan D. Coleman	Janus Capital Management LLC(1)	Co-Chief Investment Officer and Executive Vice President

Gregory A. Frost	Janus Capital Group Inc.(1)	Chief Financial Officer and Executive Vice President
	Janus Capital Management LLC(1)	Chief Financial Officer and Executive Vice President
	Janus Capital Asia Limited(4)	Authorized Signatory
	Janus Capital International Limited(5)	Authorized Signatory
	Janus Capital Singapore Pte. Limited(6)	Authorized Signatory
	The Janus Foundation(1)	Director
	Janus Holdings LLC(1)	Senior Vice President, Controller, and Director
	Janus International Holding LLC(1)	Executive Vice President, Controller, and Director

	Adviser/Affiliated Entity Name and Principal	Position(s) with Adviser
Name	Business Address	or Affiliated Entity
	Janus Management Holdings Corp.(1)	Chief Financial Officer, Executive Vice President, and Director
	Janus Services LLC(1)	Chief Financial Officer and Executive Vice President
	Capital Group Partners, Inc.(7)	Chief Financial Officer, Executive Vice President, and Director
	INTECH Investment Management LLC(2)	Vice President and Working Director
	Perkins Investment Management LLC(3)	Executive Vice President and Director

Heidi W. Hardin	Janus Capital Management LLC(1)	General Counsel and Senior Vice President
	Janus Services LLC(1)	General Counsel and Senior Vice President
	Perkins Investment Management LLC(3)	Vice President

Kelley Abbott Howes	Janus Capital Group Inc.(1)	Chief Administrative Officer, General Counsel, and Executive Vice President
	Janus Capital Management LLC(1)	Chief Administrative Officer and Executive Vice President
	Janus Management Holdings Corp.(1)	Chief Administrative Officer, General Counsel, Executive Vice President, and Director
	Capital Group Partners, Inc.(7)	Director
	INTECH Investment Management LLC(2)	Vice President

Richard Gibson Smith	Janus Capital Management LLC(1)	Co-Chief Investment Officer and Executive Vice President
	Janus Services LLC(1)	Executive Vice President
	Perkins Investment Management LLC(3)	Director

(1)	Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

(2)	Principal address is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401.

(3)	Principal address is 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

(4)	Principal address is ICBC Tower, 3 Garden Road, Suite 2506-11, Hong Kong, PRC.

(5)	Principal address is CityPoint, 1 Ropemaker Street, 26th Floor, London EC2Y 9HT, England.

(6)	Principal address is Six Battery Road, Level 31, Singapore 049909.

(7)	Principal address is 525 Broadhollow Road, Melville, New York 11747.
     The only business of INTECH Investment Management LLC (and its predecessors) and Perkins Investment Management LLC (and its predecessors) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:

	Subadviser/Affiliated Entity Name and Principal	Position(s) with Subadviser
Name	Business Address	or Affiliated Entity
Adrian Banner	INTECH Investment Management LLC(1)	Co-Chief Investment Officer

Lance Campbell	INTECH Investment Management LLC(1)	Chief Financial Officer and Vice President

E. Robert Fernholz	INTECH Investment Management LLC(1)	Chief Investment Officer, Executive Vice President, and Working Director

Patricia Flynn	INTECH Investment Management LLC(1)	Chief Compliance Officer and Vice President

Robert A. Garvy	INTECH Investment Management LLC(1)	Chief Executive Officer and Working Director

Justin B. Wright	INTECH Investment Management LLC(1)	General Counsel, Vice President, and Secretary

Jennifer Young	INTECH Investment Management LLC(1)	Co-Chief Executive Officer, President, and Working Director

Ted Hans	Perkins Investment Management LLC(2)	Chief Operating Officer, Chief Compliance Officer, and Treasurer

Jeffrey R. Kautz	Perkins Investment Management LLC(2)	Chief Investment Officer

Tom Perkins	Perkins Investment Management LLC(2)	Director

Peter Thompson	Perkins Investment Management LLC(2)	Chairman of the Board and Chief Executive Officer

(1)	Principal address is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401.

(2)	Principal address is 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.
ITEM 32. Principal Underwriters
(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Aspen Series.

(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Robin C. Beery, Stephanie Grauerholz-Lofton, David R. Kowalski, and Gibson Smith, officers and directors of Janus Distributors, are also described under “Trustees and Officers” in the Statements of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
Robin C. Beery	Executive Vice President and Head of Intermediary Distribution, Global Marketing, and Product
Michael Drew Elder	Senior Vice President
Gregory A. Frost	Chief Financial Officer and Executive Vice President
Kelly F. Hagg	Vice President
Heidi W. Hardin	General Counsel and Senior Vice President
Nancy N. Holden	Vice President
Kelley Abbott Howes	Chief Administrative Officer and Executive Vice President
Brennan A. Hughes	Director
John E. Ingram	President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Vice President
Douglas J. Laird	Vice President
Stephanie Grauerholz-Lofton	Vice President
John J. Mari	Vice President
Kristin B. Mariani	Vice President
Michelle R. Rosenberg	Vice President
Russell P. Shipman	Senior Vice President
Richard Gibson Smith	Executive Vice President
Richard M. Weil	Executive Vice President
Messrs. Elder, Frost, Hagg, Hughes, Ingram, Laird, Mari, Shipman, and Weil, and Mses. Hardin, Holden, Howes, Lacy, Mariani, and Rosenberg do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

(c)	Not Applicable.
ITEM 33. Location of Accounts and Records
     The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805 and 720 South Colorado Blvd., Denver, Colorado 80206-1929; Iron Mountain, 5155 E. 46th Avenue, Denver, Colorado 80216 and 11333 E. 53rd Avenue, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Perkins Global Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund are kept at the offices of the subadviser, Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM 34. Management Services
     The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.
ITEM 35. Undertakings
     Not Applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 15th day of October, 2010.

JANUS INVESTMENT FUND
By:	/s/ Robin C. Beery
Robin C. Beery, President and Chief
Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	October 15, 2010
Robin C. Beery

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	October 15, 2010

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	October 15, 2010
William F. McCalpin

Jerome S. Contro*	Trustee	October 15, 2010
Jerome S. Contro

John W. McCarter, Jr.*	Trustee	October 15, 2010
John W. McCarter, Jr.

John P. McGonigle*	Trustee	October 15, 2010
John P. McGonigle

Dennis B. Mullen*	Trustee	October 15, 2010
Dennis B. Mullen

James T. Rothe*	Trustee	October 15, 2010
James T. Rothe

William D. Stewart*	Trustee	October 15, 2010
William D. Stewart

Martin H. Waldinger*	Trustee	October 15, 2010
Martin H. Waldinger

Linda S. Wolf*	Trustee	October 15, 2010
Linda S. Wolf
/s/ Stephanie Grauerholz-Lofton
*	By: Stephanie Grauerholz-Lofton
Attorney-in-Fact

Pursuant to Powers of Attorney dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 and Power of Attorney dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
Exhibit (a)(26)	Certificate Redesignating Janus Modular Portfolio Construction Fund

Exhibit (a)(27)	Certificate Redesignating Janus Orion Fund

Exhibit (a)(28)	Certificate of Termination of Janus International Forty Fund

Exhibit (d)(169)	Amendment to Investment Advisory Agreement for Janus Modular Portfolio Construction Fund

Exhibit (d)(170)	Amendment to Investment Advisory Agreement for Janus Orion Fund

Exhibit (h)(108)	Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund

Exhibit (h)(109)	Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund

Exhibit (h)(110)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement

Exhibit (p)(7)	Janus Ethics Rules, revised August 3, 2010